File No. 333-36529
                                                              File No. 811-3957
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
                Post-Effective Amendment No. 10                         [x]
                                            ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                Amendment No.                11                         [x]
                                            ----

                        (Check appropriate box or boxes)

                            VARIFLEX SEPARATE ACCOUNT
                                  (VARIFLEX ES)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                        Amy J. Lee
                        Associate General Counsel and Vice President
                        Security Benefit Corporation
                        One Security Benefit Place
                        Topeka, KS 66636-0001
                        (Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2007

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2007, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on May 1, 2007, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under group flexible premium deferred variable annuity contracts.

                                                     SECURITY BENEFIT(SM)
                                                     Security Distributors, Inc.

PROSPECTUS                                   May 1, 2007

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VARIFLEX ES VARIABLE ANNUITY
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                                             ---------------------
                                               Important Privacy
                                                Notice Included

                                                See Back Cover
                                             ---------------------

                          VARIFLEX ES VARIABLE ANNUITY

                         GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                 ISSUED BY:                             MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY(R)  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE                  P.O. BOX 750497
TOPEKA, STATEKANSAS 66636-0001              TOPEKA, STATEKANSAS POSTALCODE66675-0497
1-800-888-2461

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     This Prospectus describes the Variflex ES Variable Annuity Contract ("Variflex ES Contract" or the "Contract"), a flexible purchase payment deferred variable annuity contract, offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for groups in connection with a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variflex(R) Separate Account, or to the General Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)

-  Neuberger Berman AMT    -  SBL Global                    -  SBL Money Market
     Socially Responsive   -  SBL High Yield                -  SBL Select 25
-  SBL Diversified Income  -  SBL Large Cap Value           -  SBL Small Cap Growth
-  SBL Enhanced Index      -  SBL Managed Asset Allocation  -  SBL Small Cap Value
-  SBL Equity              -  SBL Mid Cap Growth
-  SBL Equity Income       -  SBL Mid Cap Value

     Amounts allocated to the General Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

     Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     You may return the Contract according to the terms of its Free-Look Right. See "Free-Look Right."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information" dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 45 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.
     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2007
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                        TABLE OF CONTENTS

                                                              Page
DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . .     3
SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . .     4
  Purpose of the Contract. . . . . . . . . . . . . . . . . .     4
  The Separate Account and the Underlying Funds. . . . . . .     4
  Fixed Account. . . . . . . . . . . . . . . . . . . . . . .     4
  Purchase Payments. . . . . . . . . . . . . . . . . . . . .     4
  Contract Benefits. . . . . . . . . . . . . . . . . . . . .     4
  Free-Look Right. . . . . . . . . . . . . . . . . . . . . .     4
  Charges and Deductions . . . . . . . . . . . . . . . . . .     4
  Tax-Free Exchanges . . . . . . . . . . . . . . . . . . . .     5
  Contacting the Company . . . . . . . . . . . . . . . . . .     5
EXPENSE TABLES . . . . . . . . . . . . . . . . . . . . . . .     6
  Contract Owner Transaction Expenses. . . . . . . . . . . .     6
  Periodic Expenses. . . . . . . . . . . . . . . . . . . . .     6
  Example. . . . . . . . . . . . . . . . . . . . . . . . . .     6
CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . .     7
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE
UNDERLYING FUNDS . . . . . . . . . . . . . . . . . . . . . .    10
  Security Benefit Life Insurance Company. . . . . . . . . .    10
  Published Ratings. . . . . . . . . . . . . . . . . . . . .    10
  Separate Account . . . . . . . . . . . . . . . . . . . . .    10
  Underlying Funds . . . . . . . . . . . . . . . . . . . . .    10
THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . .    12
  General. . . . . . . . . . . . . . . . . . . . . . . . . .    12
  Application for a Contract . . . . . . . . . . . . . . . .    12
  Purchase Payments. . . . . . . . . . . . . . . . . . . . .    12
  Allocation of Purchase Payments. . . . . . . . . . . . . .    13
  Dollar Cost Averaging Option . . . . . . . . . . . . . . .    13
  Asset Reallocation Option. . . . . . . . . . . . . . . . .    14
  Transfers of Contract Value. . . . . . . . . . . . . . . .    15
  Contract Value . . . . . . . . . . . . . . . . . . . . . .    17
  Determination of Contract Value. . . . . . . . . . . . . .    17
  Cut-Off Times. . . . . . . . . . . . . . . . . . . . . . .    17
  Full and Partial Withdrawals . . . . . . . . . . . . . . .    18
  Systematic Withdrawals . . . . . . . . . . . . . . . . . .    18
  Free-Look Right. . . . . . . . . . . . . . . . . . . . . .    19
  Death Benefit. . . . . . . . . . . . . . . . . . . . . . .    19
CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . .    20
  Contingent Deferred Sales Charge . . . . . . . . . . . . .    20
  Mortality and Expense Risk Charge. . . . . . . . . . . . .    20
  Account Administration Charge. . . . . . . . . . . . . . .    20
  Premium Tax Charge . . . . . . . . . . . . . . . . . . . .    21
  Loan Interest Charge . . . . . . . . . . . . . . . . . . .    21
  Other Charges. . . . . . . . . . . . . . . . . . . . . . .    21
  Variations in Charges. . . . . . . . . . . . . . . . . . .    21
  Guarantee of Certain Charges . . . . . . . . . . . . . . .    21
  Underlying Fund Expenses . . . . . . . . . . . . . . . . .    21
ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . .    21
  General. . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Annuity Options. . . . . . . . . . . . . . . . . . . . . .    22
  Selection of an Option . . . . . . . . . . . . . . . . . .    23
THE FIXED ACCOUNT. . . . . . . . . . . . . . . . . . . . . .    23
  Interest . . . . . . . . . . . . . . . . . . . . . . . . .    24
  Death Benefit. . . . . . . . . . . . . . . . . . . . . . .    24
  Contract Charges . . . . . . . . . . . . . . . . . . . . .    24
  Traditional General Account Option . . . . . . . . . . . .    24
  DCA Plus Account Option. . . . . . . . . . . . . . . . . .    25
  Payments from the Fixed Account. . . . . . . . . . . . . .    25
MORE ABOUT THE CONTRACT. . . . . . . . . . . . . . . . . . .    25
  Designation and Change of Beneficiary. . . . . . . . . . .    25
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .    25
  Payments from the Separate Account . . . . . . . . . . . .    25
  Proof of Age and Survival. . . . . . . . . . . . . . . . .    26
  Misstatements. . . . . . . . . . . . . . . . . . . . . . .    26
  Loans. . . . . . . . . . . . . . . . . . . . . . . . . . .    26
  Restrictions on Withdrawals from Qualified Plans . . . . .    27
  Restrictions Under the Texas Optional Retirement Program .    28
FEDERAL TAX MATTERS. . . . . . . . . . . . . . . . . . . . .    28
  Introduction . . . . . . . . . . . . . . . . . . . . . . .    28
  Tax Status of Security Benefit and the Separate Account. .    28
  Qualified Plans. . . . . . . . . . . . . . . . . . . . . .    29
  Other Tax Considerations . . . . . . . . . . . . . . . . .    32
OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . .    32
  Voting of Underlying Fund Shares . . . . . . . . . . . . .    32
  Substitution of Investments. . . . . . . . . . . . . . . .    33
  Changes to Comply with Law and Amendments. . . . . . . . .    33
  Reports to Owners. . . . . . . . . . . . . . . . . . . . .    33
  Electronic Privileges. . . . . . . . . . . . . . . . . . .    33
  State Variations . . . . . . . . . . . . . . . . . . . . .    34
  Legal Proceedings. . . . . . . . . . . . . . . . . . . . .    34
  Sale of the Contract . . . . . . . . . . . . . . . . . . .    34
  Legal Matters. . . . . . . . . . . . . . . . . . . . . . .    36
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . .    36
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . .    37
  Registration Statement . . . . . . . . . . . . . . . . . .    37
  Financial Statements . . . . . . . . . . . . . . . . . . .    37
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION. .    37
OBJECTIVES FOR UNDERLYING FUNDS. . . . . . . . . . . . . . .    38

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YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR TO WHICH WE HAVE REFERRED YOU. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION PERIOD - The period commencing on the Contract Date and ending on the Annuity Commencement Date or, if earlier, when you terminate the Contract, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

     ACCUMULATION UNIT - A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE - The Annuity Administration Department of Security Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT - The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY - A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY COMMENCEMENT DATE - The date when annuity payments are to begin.

     ANNUITY OPTIONS - Options under the Contract that prescribe the provisions under which a series of annuity payments is made.

     ANNUITY PERIOD - The period beginning on the Annuity Commencement Date during which annuity payments are made.

     AUTOMATIC INVESTMENT PROGRAM - A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

     CONTRACT - A certificate issued by the Company to Participants under a Group Allocated Contract as evidence of your benefits under the contract. Certificates under Group Allocated Contracts are referred to herein as the "Contract" or the "Contracts."

     CONTRACT DATE - The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT DEBT - The unpaid loan balance including loan interest.

     CONTRACTOWNER OR OWNER - The person in whose name the Contract is issued.

     CONTRACT VALUE - The total value of your Contract, which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     CONTRACT YEAR - Each twelve-month period measured from the Contract Date.

     DESIGNATED BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of the Participant during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Participant: the Primary Beneficiary; the Secondary Beneficiary; or if neither of the above is alive, the Participant's estate.

     FIXED ACCOUNT - An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.

     GENERAL ACCOUNT - All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GROUP ALLOCATED CONTRACT - A Contract issued to a group in connection with a Qualified Plan or a non-tax qualified retirement plan for which individual certificates are issued and a record of each Participant's interest in the Group Allocated Contract is maintained by the Company.

     GUARANTEED RATE - The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

     PARTICIPANT - A Participant under a Qualified Plan and/or a Group Allocated Contract.

     PLAN - The document or agreement defining the retirement benefits and those who are eligible to receive them. The Plan is not part of the Variflex ES Contract and the Company is not a party to the Plan.

     PURCHASE PAYMENT - An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT - The Variflex Separate Account, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT - A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND - A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE - Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD - A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE - The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, a pro rata account administration charge, and any uncollected premium taxes. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relate to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and also described in the Contract.

PURPOSE OF THE CONTRACT - The group flexible purchase payment deferred variable annuity contract ("Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase a Contract on a group basis in connection with a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended. These plans are sometimes referred to in this Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS - The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT - You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company, which may not be less than the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS - The minimum Purchase Payment is $500, or if you elect an Automatic Investment Program, is $25. See "Purchase Payments."

CONTRACT BENEFITS - You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

     At any time before the Annuity Commencement Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account" and any restrictions imposed by the Plan. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Participant attaining age 59(1/2).

     The Contract provides for a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The death benefit will vary depending on the Contract's investment results and the age of the Participant on the Contract Date. The Company will pay the death benefit proceeds to the beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment.

     The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

FREE-LOOK RIGHT - You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account plus the Contract Value in the Subaccounts plus any charges deducted from Contract Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than the Contract Value in those states where it is required to do so.

CHARGES AND DEDUCTIONS - The Company does not deduct sales load from Purchase Payments before allocating them to the Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a withdrawal charge). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge generally applies to the portion of withdrawals in a Contract Year that exceeds the Free Withdrawal amount for that Contract Year. For the purpose of determining any withdrawal charge, the Company deems withdrawals to be made first from Purchase Payments and then from earnings. The amount of the charge will depend on the number of years the Purchase Payment has been credited under the Contract according to the following schedule:

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AGE OF PURCHASE
PAYMENT IN YEARS  WITHDRAWAL CHARGE
------------------------------------
        1                 5%
        2                 5%
        3                 5%
        4                 5%
        5                 5%
   6 and later            0%
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     The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life or a period of at least 5 years. See "Contingent Deferred Sales Charge" for a discussion of other circumstances under which the Company waives the withdrawal charge.

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.0% of each Subaccount's average daily net assets. This charge is also deducted during the Annuity Period. See "Mortality and Expense Risk Charge."

     ACCOUNT ADMINISTRATION CHARGE. The Company deducts from Contract Value an administration charge of $15 on each anniversary of the Contract Date. Any account administration charge will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among those accounts. See "Account Administration Charge."

     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on annuitization or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees. For a description of these charges and expenses, see the Prospectus for each Underlying Fund.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

TAX-FREE EXCHANGES - You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY - You should direct all written requests, notices, and forms required by the Contract and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-888-2461.

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

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CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract.
During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
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  Sales Load on Purchase Payments                                                         None
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  Deferred Sales Charge
  (as a percentage of amount withdrawn attributable to Purchase Payments)                 5%(1)
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  Transfer Fee (per transfer)                                                             None
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PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
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  Account Administration Charge                                                          $  15
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  Net Loan Interest Charge(2)                                                              2.5%
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  Separate Account Annual Expenses (as a percentage of average Contract Value)
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    Annual Mortality and Expense Risk Charge                                              1.00%
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    Total Separate Account Annual Expenses                                                1.00%
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1    The amount of the contingent deferred sales charge is determined by reference to the number of years the Purchase Payment has remained credited under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments in the first Contract Year, and (2)
     10% of Contract Value at the beginning of the Contract Year in each subsequent Contract Year. See "Contingent Deferred Sales Charge" for more information.

2    The net loan cost equals the difference between the amount of interest the
     Company charges you for a loan (the Guaranteed Rate plus 2.5% or the
     Guaranteed Rate plus 2.0% if your Contract was issued on or after January
     4, 1999) and the amount of interest the Company credits to the Loan
     Account, which is credited at the Guaranteed Rate.
-----------------------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

--------------------------------------------------------------------------------
                            MINIMUM   MAXIMUM
--------------------------  --------  --------
Total Annual Underlying
Fund Operating Expenses(1)     0.68%     1.41%
----------------------------------------------
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that
     Underlying Fund with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2006.
--------------------------------------------------------------------------------

EXAMPLE - This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------
                               1      3       5      10
                             YEAR   YEARS   YEARS   YEARS
---------------------------  -----  ------  ------  ------
If you surrender your
Contract at the end of the   $ 709  $1,257  $1,829  $2,834
applicable time period
---------------------------  -----  ------  ------  ------
If you do not surrender or
you annuitize your Contract    253     778   1,329   2,834
----------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

--------------------------------------------------------------------------------------------------------------------
                                      2006(d)    2005    2004    2003    2002    2001   2000(c)   1999(b)   1998(a)
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
NEUBERGER BERMAN AMT
SOCIALLY RESPONSIVE
SUBACCOUNT
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  10.00     ---     ---     ---     ---     ---       ---       ---       ---
  End of period. . . . . . . . . . .  $  16.58     ---     ---     ---     ---     ---       ---       ---       ---
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .     5,019     ---     ---     ---     ---     ---       ---       ---       ---
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
EQUITY SUBACCOUNT
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  20.56  $19.90  $18.64  $15.48  $20.60  $23.47  $  23.89  $  25.40  $  21.03
  End of period. . . . . . . . . . .  $  22.98  $20.56  $19.90  $18.64  $15.48  $20.60  $  23.47  $  23.89  $  25.40
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       447     540   1,804   1,907   1,838   2,241     2,020     1,322        25
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
LARGE CAP VALUE SUBACCOUNT
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  19.84  $18.13  $16.53  $12.96  $17.26  $18.54  $  19.10  $  19.85  $  17.73
  End of period. . . . . . . . . . .  $  23.96  $19.84  $18.13  $16.53  $12.96  $17.26  $  18.54  $  19.10  $  19.85
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .     1,702   1,991   2,269   2,233   2,084   2,062     2,031     1,599        57
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
MONEY MARKET SUBACCOUNT
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  13.19  $12.98  $13.01  $13.07  $13.05  $12.70  $  12.10  $  11.68  $  11.55
  End of period. . . . . . . . . . .  $  13.64  $13.19  $12.98  $13.01  $13.07  $13.05  $  12.70  $  12.10  $  11.68
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .        68      68      68      69      46      12       ---       ---       ---
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
GLOBAL SUBACCOUNT
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  32.42  $28.84  $24.52  $17.27  $22.57  $25.98  $  18.75  $  16.98  $  14.18
  End of period. . . . . . . . . . .  $  37.66  $32.42  $28.84  $24.52  $17.27  $22.57  $  25.98  $  18.75  $  16.98
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       804     920     698     632     465     629       307        42       ---
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
DIVERSIFIED INCOME
SUBACCOUNT
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  16.49  $16.35  $15.91  $15.57  $14.39  $13.53  $  11.34  $  13.25  $  13.02
  End of period. . . . . . . . . . .  $  16.94  $16.49  $16.35  $15.91  $15.57  $14.39  $  13.53  $  11.34  $  13.25
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       254     221     187     158     499     172       193        87         7
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
LARGE CAP GROWTH
SUBACCOUNT(e)
------------------------------------  --------  ------  ------  ------  ------  ------  --------  --------  --------
Accumulation unit value:                                                                               ---       ---
  Beginning of period. . . . . . . .  $   6.15  $ 6.01  $ 5.88  $ 4.79  $ 6.64  $ 7.93  $  10.00       ---       ---
  End of period. . . . . . . . . . .       ---  $ 6.15  $ 6.01  $ 5.88  $ 4.79  $ 6.64  $   7.93       ---       ---
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       ---     947     268     183     292     ---       ---       ---       ---
--------------------------------------------------------------------------------------------------------------------


                                        7

--------------------------------------------------------------------------------------------------------------------
                                      2006(d)    2005    2004    2003    2002    2001   2000(c)   1999(b)   1998(a)
--------------------------------------------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $   9.32  $ 8.96  $ 8.24  $ 6.51  $ 8.54  $ 9.63  $  11.16  $  10.00       ---
  End of period. . . . . . . . . . .  $  10.66  $ 9.32  $ 8.96  $ 8.24  $ 6.51  $ 8.54  $   9.63  $  11.16       ---
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .     1,439   1,192     938     672     325      18        18       ---       ---
--------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  37.87  $35.48  $32.54  $21.03  $30.12  $35.75  $  31.35  $  19.01  $  14.79
  End of period. . . . . . . . . . .  $  39.34  $37.87  $35.48  $32.54  $21.03  $30.12  $  35.75  $  31.35  $  19.01
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       429     433     375     303     206     235       162       ---       ---
--------------------------------------------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  20.36  $19.71  $17.98  $14.66  $16.38  $17.44  $  15.98  $  16.36  $  14.60
  End of period. . . . . . . . . . .  $  22.59  $20.36  $19.71  $17.98  $14.66  $16.38  $  17.44  $  15.98  $  16.36
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       612     579   1,559   1,533   1,405   1,348     1,180       761        19
--------------------------------------------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  26.81  $26.10  $23.04  $18.58  $21.68  $21.61  $  17.54  $  18.95  $  16.73
  End of period. . . . . . . . . . .  $  31.54  $26.81  $26.10  $23.04  $18.58  $21.68  $  21.61  $  17.54  $  18.95
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       394     436   1,757   1,688   1,464   1,962     1,984       920         4
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  17.16  $16.69  $15.11  $12.54  $12.61  $11.94  $  12.52  $  12.48  $  12.09
  End of period. . . . . . . . . . .  $  18.89  $17.16  $16.69  $15.11  $12.54  $12.61  $  11.94  $  12.52  $  12.48
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .        61      25      11     ---      88     104        37       ---         4
--------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  23.98  $21.15  $17.75  $11.88  $12.90  $10.67  $  10.00       ---       ---
  End of period. . . . . . . . . . .  $  26.93  $23.98  $21.15  $17.75  $11.88  $12.90  $  10.67       ---       ---
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       730     656     302     215     118      30       ---       ---       ---
--------------------------------------------------------------------------------------------------------------------
SOCIAL AWARENESS
SUBACCOUNT(e)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  20.65  $19.87  $19.08  $15.55  $20.12  $23.38  $  24.40  $  23.37  $  18.63
  End of period. . . . . . . . . . .       ---  $20.65  $19.87  $19.08  $15.55  $20.12  $  23.38  $  24.40  $  23.37
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       ---   3,341   3,577   3,434   3,040   3,473     2,521     1,940        10
--------------------------------------------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  48.51  $42.16  $33.54  $21.96  $25.82  $23.47  $  14.92  $  14.94  $  12.58
  End of period. . . . . . . . . . .  $  57.07  $48.51  $42.16  $33.54  $21.96  $25.82  $  23.47  $  14.92  $  14.94
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .     1,577   1,796   2,126   1,960   1,740   1,913     1,521       812       ---
--------------------------------------------------------------------------------------------------------------------


                                        8

--------------------------------------------------------------------------------------------------------------------
                                      2006(d)    2005    2004    2003    2002    2001   2000(c)   1999(b)   1998(a)
--------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH AND
INCOME(R) SUBACCOUNT(e)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $   8.95  $ 8.58  $ 7.97  $ 6.38  $ 7.98  $ 8.96  $  10.00       ---       ---
  End of period. . . . . . . . . . .       ---  $ 8.95  $ 8.58  $ 7.97  $ 6.38  $ 7.98  $   8.96       ---       ---
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .       ---     ---     244     238     125      13       ---       ---       ---
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $  17.56  $16.50  $14.22  $ 9.18  $12.62  $17.66  $  13.03  $  10.34  $   8.63
  End of period. . . . . . . . . . .  $  18.27  $17.56  $16.50  $14.22  $ 9.18  $12.62  $  17.66  $  13.03  $  10.34
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .     1,694   1,703   1,652   1,581   1,153     602       118       ---       ---
--------------------------------------------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . .  $   9.43  $ 8.52  $ 7.71  $ 6.61  $ 9.10  $10.04  $  11.74  $  10.00       ---
  End of period. . . . . . . . . . .  $  10.04  $ 9.43  $ 8.52  $ 7.71  $ 6.61  $ 9.10  $  10.04  $  11.74       ---
Accumulation units
outstanding at the
end of period. . . . . . . . . . . .     2,718   2,236   2,070   1,848   1,838   1,304       810       571       ---
--------------------------------------------------------------------------------------------------------------------
(a)  For the period of September 10, 1998 (date of inception of ES Contract)
     through December 31, 1998.
(b)  For the period of May 3, 1999 (date of inception) through December 31, 1999 for Enhanced Index and Select 25 Series.
(c)  For the period of May 1, 2000 (date of inception) through December 31, 2000 for Small Cap Value Series.
(d)  For the period of April 27, 2006 (date of inception) to December 31, 2006 for Neuberger Berman AMT Socially Responsive Subaccount.
(e)  On June 16, 2006 the funds underlying the SBL Large Cap Growth, SBL Main
     Street Growth and Income, and SBL Social Awareness Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced
     Index) and Neuberger Berman AMT Socially Responsive Portfolio,
     respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index and Neuberger
     Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after
     June 16, 2006, for this subaccount.
--------------------------------------------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY - The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

     On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contract owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2006, the Company had total assets of approximately $12.7 billion. Together with its affiliates, the Company has total funds under management of approximately $18.622 billion.

     The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, a financial services holding company.

PUBLISHED RATINGS - The Company may from time to time publish in advertisements, sales literature and reports to Participants the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Participants. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT - The Company established the Separate Account under Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent, the contracts so provide. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contracts. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS - Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

     Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

     Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

     A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

     CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

     12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc.
     -----------
("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its
     ------------------------------------------------
affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that are 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or
     ---------------
affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

     TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI,
     ---------------
receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL - The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Participant under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Commencement Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The Contract is eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 401, 403(b) or 457 of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) pension, profit-sharing and 401(k) plans established by an employer for the benefit of its employees under Section 401, including self-employed individuals' retirement plans (sometimes called HR-10 and Keogh plans), (2) annuity purchase plans of public school systems and certain tax-exempt organizations under
Section 403(b) or (3) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under
Section 457. If you are purchasing the Contract as an investment vehicle for a Qualified Plan, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT - If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

PURCHASE PAYMENTS - The minimum initial Purchase Payment for the purchase of a Contract is $500. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum initial and subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

     The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Commencement Date, so long as the Participant is living. Subsequent Purchase Payments may be limited by the terms of the Plan and provisions of the Internal Revenue Code. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

     If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS - In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25 of any payment being allocated to any one Subaccount or the Fixed Account. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION - Prior to the Annuity Commencement Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

     A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. You must have Contract Value of at least $10,000 at the time you elect this option.

     After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The minimum amount that you may transfer to any one Subaccount is $25. The Company will effect each transfer on the date you specify, or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, the Subaccount has been depleted, or the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. You must have Contract Value of at least $10,000 at the time you elect to reinstate the option. The Company requires that you wait at least a month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company dos not currently charge a fee for this option. The Dollar Cost Averaging Option is not available while you have Contract Value allocated to the DCA Plus Account.

     You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION OPTION - Prior to the Annuity Commencement Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office, and you must have Contract Value of at least $10,000 at the time you elect this option. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. You must have Contract Value of at least $10,000 at the time you elect to reinstate the option. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for, the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. The Asset Reallocation Option is not available while you have Contract Value allocated to the DCA Plus Account.

     Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "The Fixed Account."

TRANSFERS OF CONTRACT VALUE - You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Commencement Date, or you may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $100 or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     You may also transfer Contract Value from the Subaccounts to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

     The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

     The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers to 14 in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

-    the total dollar amount being transferred;

-    the number of transfers you made within the previous 12 months;

-    transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

     If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

--------------------------------------------------------------------------------
                                       NUMBER OF
                                      ROUND TRIPS
             SUBACCOUNT               TRANSFERS*
------------------------------------  -----------
SBL Money Market                       Unlimited
------------------------------------  -----------
Neuberger Berman AMT Socially              4
Responsive, SBL Diversified Income,
SBL Enhanced Index, SBL Equity, SBL
Equity Income, SBL Global, SBL High
Yield, SBL Large Cap Value, SBL
Managed Asset Allocation, SBL Mid
Cap Growth, SBL Mid Cap Value, SBL
Select 25, SBL Small Cap Growth, SBL
Small Cap Value
-------------------------------------------------
*Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the
Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
--------------------------------------------------------------------------------

     In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

     Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

     To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the SBL Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE - The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE - The Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, the interest credited to the Fixed Account, payment of Purchase Payments, the amount of any outstanding Contract Debt, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Fund. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by an Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of your interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

     In addition, other transactions, including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract, affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central Time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

CUT-OFF TIMES - Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS - You may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity Commencement Date, subject to limitations under the Plan and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Commencement Date are permitted only under Annuity Options 5 through 7. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper Withdrawal Request form must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than six years), a pro rata account administration charge, and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge."

     The Company requires the signature of the Participant on any request for withdrawal and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company, which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $100. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments before the 6th Contract Year will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, the Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account according to your instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial withdrawal, including a systematic withdrawal, may result in the receipt of taxable income to the Participant and, if made prior to the Participant attaining age 59(1/2), may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 401(a), 403(b) or 457 of the Internal Revenue Code, reference should be made to the terms of the particular Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" And "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS - The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, you may elect to receive systematic withdrawals before the Annuity Commencement Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the

Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon your life expectancy or that of you and a beneficiary. You also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. You may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from your Contract Value in the Subaccounts and the Fixed Account, as you direct. If you do not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue, modify or suspend systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Participant attaining age 59(1/2). See "Restrictions on Withdrawals from Qualified Plans", "Restrictions under the Texas Optional Retirement Program" and "Federal Tax Matters."

FREE-LOOK RIGHT - You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. The Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account, plus the Contract Value in the Subaccounts, plus any charges deducted from Contract Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value in those states that require it to do so.

DEATH BENEFIT - You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If the Participant dies prior to the Annuity Commencement Date, the Company will calculate the death benefit payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Participant's death and instructions regarding payment to the Designated Beneficiary. (If the death of the Participant occurs on or after the Annuity Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options.")

     The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the Participant dies during the Accumulation Period and the age of the Participant was 75 or less on the date the Contract was issued, the amount of the death benefit will be the greatest of:

- The sum of all Purchase Payments, less any reductions caused by previous withdrawals,

- The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by Security Benefit, or

-    The stepped-up death benefit.

The stepped-up death benefit is:

- The largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to the Participant attaining age 76, plus

-    Any Purchase Payments made since the applicable Contract anniversary, less

-    Any withdrawals since the applicable anniversary.

     If the Participant dies during the Accumulation Period and the age of the Participant was 76 or greater on the date the Contract was issued, or if due proof of death (regardless of the age of the Participant on the date the Contract was issued) and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Participant's death, the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the

Beneficiary may receive and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" for a discussion of the tax consequences in the event of death.

     Please note that any death benefit payment we make in excess of Contract Value is subject to our financial strength and claims-paying ability.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE - The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending upon the number of years the Purchase Payment withdrawn has been credited under the Contract.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments made during the year, and for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. The withdrawal charge generally applies to the amount of any withdrawal attributable to Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply, however, to withdrawals of earnings. For the purpose of determining any withdrawal charge, the Company deems any withdrawals that are subject to the withdrawal charge to be made first from Purchase Payments and then from earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. The amount of the charge will depend on the number of years the Purchase Payment has been credited under the Contract, according to the following schedule:

------------------------------------
AGE OF PURCHASE
PAYMENT IN YEARS  WITHDRAWAL CHARGE
----------------  ------------------
        1                 5%
        2                 5%
        3                 5%
        4                 5%
        5                 5%
   6 and later            0%
------------------------------------

     The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract. No withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) certain systematic withdrawals; or (3) annuity options that provide for payments for life or a period of at least 5 years. In addition, if you are not making the withdrawal for the purpose of exchanging your Contract for another investment available under your Plan, the Company will waive the withdrawal charge under the following circumstances:

-    Your Contract has been in force for 15 Contract Years or longer

- You are totally and permanently disabled as defined under section 72(m)(7) of the Internal Revenue Code

- The withdrawal is made to satisfy the minimum distribution requirements of the Internal Revenue Code and regulations thereunder

- You are age 55 or older and your Contract has been in force for five Contract Years or longer

The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

MORTALITY AND EXPENSE RISK CHARGE - The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an annual rate of 1.00% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts. This charge is also deducted during the Annuity Period.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.

ACCOUNT ADMINISTRATION CHARGE - The Company will deduct from your Contract Value an account administration charge of $15 at each Contract anniversary. The account administration charge is not assessed against Contract Value which has been applied under Annuity Options 1 through 4 or 8. The Company deducts the account administration charge on each Contract Anniversary, but will waive the charge if your Contract Value is $10,000 or more on the date the charge is to be deducted. Any account administration charge will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

     The Company will deduct a pro rata account administration charge upon:

-    A full withdrawal of Contract Value

-    Payment of a death benefit

- The Annuity Commencement Date if one of Annuity Options 1 through 4 or 8 is elected

The purpose of this charge is to reimburse the Company for the expenses associated with administration of the Contracts. The Company does not expect to profit from this charge.

PREMIUM TAX CHARGE - Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Participant's state of residence and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company generally deducts this charge upon the Annuity Commencement Date or upon full withdrawal if a premium tax was incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE - The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

OTHER CHARGES - The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, the operations of the Company with respect to the Contracts, or payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES - The Company may reduce or waive the amount of the contingent deferred sales charge and account administration charge for a Contract where the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement. The Company will only reduce or waive such charges where expenses associated with the sale of the Contract or the costs associated with administering and maintaining the Contract are reduced.

GUARANTEE OF CERTAIN CHARGES - The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.00% of each Subaccount's average daily net assets and the account administration charge will not exceed $15 per Contract Year.

UNDERLYING FUND EXPENSES - Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, you indirectly bear a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in the Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL - You select the Annuity Commencement Date at the time of application. The Annuity Commencement Date may not be prior to the third annual Contract anniversary and may not be deferred beyond your 85th birthday, although the terms of the Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Commencement Date, the Annuity Commencement Date will be the later of the Annuitant's 70th birthday or the tenth Contract Anniversary. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Commencement Date.

     On the Annuity Commencement Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms-either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Commencement Date, reduced by any applicable premium taxes and withdrawal charges and any outstanding Contract Debt. If you elected one of Annuity Options 1 through 4 or 8, the Company will also deduct a pro rata account administration charge.

     The Contracts provide for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Commencement Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option, which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.

     Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example, a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may designate or change an Annuity Commencement Date or Annuity Option provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Commencement Date set forth in the Contract. The date selected as the new Annuity Commencement Date must be at least 30 days after the date written notice requesting a change of Annuity Commencement Date is received at the Company's Administrative Office.

     Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Participant cannot change the Annuity Option, make partial withdrawals, or surrender his or her annuity and receive a lump-sum settlement in lieu thereof. Under Annuity Options 5 through 7, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals) after the Annuity Commencement Date, subject to any applicable withdrawal charge, premium tax charge and pro rata account administration charge.

     The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS -

     OPTION 1 - LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurs prior to the due date of the second annuity payment, two if death occurs prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

     OPTION 3 - LIFE WITH INSTALLMENT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 - JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner, with the guarantee that if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until the amount applied and interest thereon are exhausted, with the guarantee that if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 7 - PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 8 - JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the Primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3(1/2)%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase, and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment, but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION - You should carefully review the Annuity Options with your financial or tax advisers. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70(1/2). In addition, under Qualified Plans, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70(1/2), and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

     You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. There are two Fixed Account options, the Traditional General Account and the DCA Plus Account, as discussed on page 40. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts allocated to the Fixed Account options become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.

INTEREST - Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

     Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, the Company may credit interest at different Current Rates on the Traditional General Account and DCA Plus Account options. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the Fixed Account option selected. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, withdrawals, loans or transfers from the Fixed Account will be deemed to be taken from Purchase Payments and Contract Value allocated to the Fixed Account on a first in, first out basis. Any interest attributable to such amounts shall be deemed to be taken before the amount of the Purchase Payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion of the Fixed Account options below.

     If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT - The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value in the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES - Premium taxes will be the same for Contractowners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the account administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRADITIONAL GENERAL ACCOUNT OPTION - You may allocate Purchase Payments to this option and may transfer Contract Value from the Subaccounts to this option. The Company limits transfer from this option to the Subaccounts as discussed below.

     Prior to the Annuity Commencement Date, you may transfer from the Traditional General Account option to the Subaccounts in a Contract Year not more than the greatest of (1) $5,000, (2) one-third of the Contract Value allocated to the option at the time of the first transfer in the Contract Year, or (3) 120% of the amount transferred from the Traditional General Account option during the previous Contract Year. The Company reserves the right for a period of time to allow transfers from this option in amounts that exceed the limits set forth above ("Waiver Period"). In any Contract Year following such a Waiver

Period, the total dollar amount that may be transferred from the Traditional General Account option is the greatest of (1) above, (2) above, or (3) 120% of the lesser of: (i) the dollar amount transferred from the Traditional General Account option in the previous Contract Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

     You may make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Contractowners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Plan. See "Loans."

DCA PLUS ACCOUNT OPTION - This option is available only for Purchase Payments allocated to a Contract during the first two Contract Years.

     Your Purchase Payments allocated to this option will be transferred monthly to one or more of the Subaccounts over a period of one year (the "Transfer Year"). The Transfer Year begins on the date a Purchase Payment is first allocated to this option and the first monthly transfer is made on the same date in the following month. When you first allocate a Purchase Payment to this option, you must submit to the Company written instruction specifying the Subaccounts to which such transfers should be made. (The transfers may not be made to the Traditional General Account option.) The monthly transfers from the DCA Plus Account to the Subaccounts will be made in amounts determined by dividing the Contract Value allocated to the DCA Plus Account by the number of months remaining in the Transfer Year. If subsequent Purchase Payments are allocated to the DCA Plus Account during a Transfer Year, they will be transferred to the Subaccounts you select over the balance of the Transfer Year. As a result, any subsequent Purchase Payments may be allocated to the DCA Plus Account for less than a year. You should consider whether allocating a subsequent Purchase Payment to the DCA Plus Account is appropriate in light of the amount of time remaining in the Transfer Year. If a Purchase Payment is allocated to the DCA Plus Account after the initial Transfer Year has ended, a new Transfer Year will begin with respect to that Purchase Payment.

     You may not transfer Contract Value from the Subaccounts or the Traditional General Account option to this option. Full and partial withdrawals are allowed as discussed under "Full and Partial Withdrawals."

PAYMENTS FROM THE FIXED ACCOUNT - Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

DESIGNATION AND CHANGE OF BENEFICIARY - The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Participant during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the
Participant: the Primary Beneficiary; the Secondary Beneficiary; or if neither of the above is alive, the Participant's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Participant during the Accumulation Period. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Participant, careful consideration should be given to the designation of the Primary Beneficiary. The Participant may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date the form is signed, subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS - The Contract is participating and will share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS FROM THE SEPARATE ACCOUNT - The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the NYSE is closed, other than customary weekend and holiday closings,

-    During which trading on the NYSE is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL - The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS - If you misstate the age or sex of an Annuitant or Participant, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS - If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Commencement Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Plan for any additional loan restrictions.

     When an eligible contractowner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account." Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

     Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

     Loans must be repaid within five years, unless the loan is to be used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Commencement Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your total outstanding loan balance will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59(1/2). Once a loan has gone into default, regularly scheduled payments will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59(1/2). The Contract will be automatically terminated if the outstanding loan balance on a loan in default equals or exceeds the Withdrawal Value. The proceeds from the Contract will be used to repay the debt and any applicable withdrawal charge. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Contractowners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS - Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the Participant reaches age 59(1/2). See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59(1/2), (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure, that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Participant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM - If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION - The Contract described in this Prospectus is designed for use by groups which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Participant, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING A CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT -

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or the operations of the Company with respect to the Contracts, or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

     DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Participant from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

QUALIFIED PLANS - The Contract may be used with Qualified Plans that meet the requirements of Section 401, 403(b), or 457 of the Code. You should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the Plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the Plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Participants, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consent that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Participant's Beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     SECTION 401. Code Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing and 401(k) plans) for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees and therefore eligible to participate in such plans. Retirement plans established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting; (ii) not discriminate in favor of "highly compensated" employees;
(iii) provide contributions or benefits that do not exceed certain limitations;
(iv) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (v) provide for distributions that comply with certain minimum distribution requirements; (vi) provide for certain spousal survivor benefits; and (vii) have a written plan document that complies with all the requirements of Code Section 401; and (viii) comply with numerous other qualification requirements.

     A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are normally not subject to tax on employer contributions until such amounts are actually distributed from the plan. Certain accounts in a 401(k) plan that allow "Roth" contributions beginning in 2006 are subject to tax when made. However, income earned on those after-tax Roth contributions can be distributed free from any federal income tax in a "qualified distributions." Other plans, rarely seen in recent years, provide or once provided for contributions that are made on an after-tax basis. For these and other 401(a) plans, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

     Each employee's interest in a retirement plan qualified under Code Section 401 must generally be distributed or begin to be distributed by April 1 following the calendar year in which the employee reaches age 70(1/2) or retires ("required beginning date"). The required beginning date for 5% owners is April 1 following the calendar year in which the owner attains age 70(1/2). Periodic distributions must be made, beginning by the required beginning date, in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service.

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed to a designated beneficiary before the close of the calendar year following the year of the employee's death and be made in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service. If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70(1/2). If there is no designated beneficiary, or if delayed distributions are elected by the designated beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

     Annuity payments distributed from a retirement plan qualified under Code
Section 401 are taxable under Section 72 of the Code. Section 72 provides that the portion of each payment attributable to contributions that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment. The portion so excluded is determined by dividing the employee's investment in the plan by (1) the number of anticipated payments determined under a table set forth in Section 72 of the Code or (2) in the case of a contract calling for installment payments, the number of monthly annuity payments under such contract. The portion of each payment in excess of the exclusion amount is taxable as ordinary income. Once the employee's investment has been recovered, the full annuity payment will be taxable. If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction on his final return. If the employee made no contributions that were taxable when made, the full amount of each annuity payment is taxable to him as ordinary income.

     A "lump-sum" distribution from a retirement plan qualified under Code
Section 401 may be eligible for favorable tax treatment by certain individuals. A "lump-sum" distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii) after the employee attains age 59(1/2), (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become disabled (in the case of a self-employed person only).

     As a general rule, a lump-sum distribution is fully taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free. However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

     Distributions from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Section 403(b) annuities are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code. See "Section 401."

     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. Prior to 2002, numerous limitations applied to the amount of contributions that could be made to a Section 403(b) annuity contract. These limitations were referred to as the "maximum exclusion allowance." The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59(1/2); (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTION 457. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments, such as schools, as well as tax-exempt organizations to defer a portion of their compensation without paying current taxes if those employees are participants in an eligible deferred compensation plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.

     Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment in the case of a tax-exempt employer sponsor, all amounts deferred under the plan, and any income thereon, remain solely the property of the employer and subject to the claims of its general creditors until paid to the participant. The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or a custodial account or an annuity contract) for the exclusive benefit of plan participants. A
Section 457 plan must not permit the distribution of a participant's benefits until the participant attains age 70(1/2), terminates employment or incurs an "unforeseeable emergency."

     Section 457 plans are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code. See "Section 401." Since under a Section 457 plan contributions are generally excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made. Distributions from a Section 457 plan for a tax-exempt employer are not eligible for tax-free rollovers. Beginning in 2002, distributions from a governmental 457 plan may be rolled over to another eligible retirement plan including an IRA.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the individual's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 401 plan or Section 403(b) plan (other than Roth sources) or a governmental Section 457 plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, required minimum distributions, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as eligible rollover distributions. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another retirement plan qualified under Code Section 401, a Section 403(b) plan, a traditional individual retirement account or annuity under Code Section 408, or a governmental deferred compensation plan under Code Section 457.

     For a Roth 401(k) or 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 401(k) to a Roth 401(k), but not a Roth 403(b)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 401(k) or 403(b) contributions should seek competent tax advice.

     A Section 401 plan, a Section 403(b) plan or a governmental 457 plan must generally provide a participant receiving an eligible rollover distribution the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified
                    ---------------------------
Plan before the participant reaches age 59(1/2) are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree. The 10% penalty tax is generally not applicable to distributions from a Section 457 plan.

     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan
     -------------------------
is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of fewer than ten years) from a Qualified Plan (other than IRAs and tax-exempt entity Section 457 plans) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Participant considering purchase of a Contract in connection with a Qualified Plan should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES - The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each of the Underlying Funds held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Contractowners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the Fixed Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS - The Company reserves the right, without the consent of the Owner or Participant, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Participants the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. In addition, upon 30 days notice to the Owner, the Company may make other changes to the Contract that will apply only to individuals who become Participants after the effective date of the change.

REPORTS TO OWNERS - The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year and the Contract Value as of the end of the year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES - If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make financial transactions on your behalf.

     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Participant's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), or are otherwise available, you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS - The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS - The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT - The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2006, 2005, and 2004, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $10,039,573, $1,520,779, and $1,664,120, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

     SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to

Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays
     ------------------------------------------------
commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In
     ----------------------------------------------------------------
addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

     The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2006 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Capital Financial Services, Inc., Geneos Wealth Management, Inc., GWN Securities Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Morgan Keegan & Company, Inc., OFG Financial Services, Inc., Ohio Savings Securities, Inc., PlanMember Securities Corporation, Questar Capital Corporation, Retirement Plan Advisors, Inc., SIMCO Financial and Vantage Securities, Inc.

     These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In
     ------------------------------------------------------------------
addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

LEGAL MATTERS - Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Participants.

     Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), will reflect the deduction of the account administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contracts were not available for purchase until September 1, 1998, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

     Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donaghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other rating services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

     Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) the Company's rating or a rating of the Company's claim-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT - A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS - The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of the Variflex Separate Account at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for Variflex ES Variable Annuity contains more specific information and financial statements relating to the Company and its Subsidiaries. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

THE CONTRACT
  Valuation of Accumulation Units
  Computation of Variable Annuity Payments
  Illustration
  Termination of Contract
  Group Contracts

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 401
  Section 403(b)
  Section 457

ASSIGNMENT

SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS

STATE REGULATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

--------------------------------------------------------------------------------------------------------------------
                         SHARE CLASS
UNDERLYING FUND        (IF APPLICABLE)          INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
---------------------  ---------------  ------------------------------------  --------------------------------------
Neuberger Berman       Class S          Long-term growth of capital by        Neuberger Berman Management Inc.
AMT Socially                            investing primarily in securities of  605 Third Avenue, 2nd Floor
Responsive                              companies that meet the Fund's        New York, NY 10158-3698
                                        financial criteria and social policy  (Investment Adviser)

                                                                              Neuberger Berman, LLC
                                                                              605 Third Avenue, 2nd Floor
                                                                              New York, NY 10158-3698
                                                                              (Sub-adviser)
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series A                       Long-term growth of capital           6th Avenue Investment
(SBL Equity)                                                                  Management Company, LLC
                                                                              5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series B                       Long-term growth of capital           6th Avenue Investment
(SBL Large Cap Value)                                                         Management Company, LLC
                                                                              5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series C                       As high a level of current income
(SBL Money Market)                      as is consistent with preservation    6th Avenue Investment
                                        of capital by investing in money      Management Company, LLC
                                        market securities with varying        5801 SW 6th Avenue
                                        maturities.                           Topeka, KS 66636-0001
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series D                       Long-term growth of capital           6th Avenue Investment
(SBL Global)                                                                  Management Company, LLC
                                                                              5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
                                                                              (Investment Adviser)

                                                                              OppenheimerFunds, Inc.
                                                                              Two World Financial Center
                                                                              225 Liberty Street, 11th Floor
                                                                              New York, NY 10281
                                                                              (Sub-adviser)
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series E                       Current income with security of       6th Avenue Investment
(SBL Diversified                        principal                             Management Company, LLC
Income)                                                                       5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series H                       Outperform S&P 500 Index              6th Avenue Investment
(SBL Enhanced Index)                                                          Management Company, LLC
                                                                              5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
                                                                              (Investment Adviser)

                                                                              Northern Trust Investments, N.A.
                                                                              50 LaSalle Street
                                                                              Chicago, IL 60675
                                                                              (Sub-adviser)
--------------------------------------------------------------------------------------------------------------------


                                       38

--------------------------------------------------------------------------------------------------------------------
                         SHARE CLASS
UNDERLYING FUND        (IF APPLICABLE)          INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series J                       Capital appreciation                  6th Avenue Investment
(SBL Mid Cap Growth)                                                          Management Company, LLC
                                                                              5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series N                       High level of total return            6th Avenue Investment
(SBL Managed Asset                                                            Management Company, LLC
Allocation)                                                                   5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
                                                                              (Investment Adviser)

                                                                              T. Rowe Price Associates, Inc.
                                                                              100 East Pratt Street
                                                                              Baltimore, MD 21202-1090
                                                                              (Sub-adviser)
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series O                       Substantial dividend income and       6th Avenue Investment
(SBL Equity Income)                     capital appreciation                  Management Company, LLC
                                                                              5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
                                                                              (Investment Adviser)

                                                                              T. Rowe Price Associates, Inc.
                                                                              100 East Pratt Street
                                                                              Baltimore, MD 21202-1090
                                                                              (Sub-adviser)
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series P                       High current income and capital       6th Avenue Investment
(SBL High Yield)                        appreciation as a secondary           Management Company, LLC
                                        objective                             5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series Q                       Capital growth                        6th Avenue Investment
(SBL Small Cap Value)                                                         Management Company, LLC
                                                                              5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
                                                                              (Investment Adviser)

                                                                              Wells Capital Management Incorporated
                                                                              525 Market Street, 10th Floor
                                                                              San Francisco, CA 94105
                                                                              (Sub-adviser)
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series V                       Long-term growth of capital           6th Avenue Investment
(SBL Mid Cap Value)                                                           Management Company, LLC
                                                                              5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series X                       Long-term growth of capital           6th Avenue Investment
(SBL Small Cap                                                                Management Company, LLC
Growth)                                                                       5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
                                                                              (Investment Adviser)

                                                                              RS Investment Management, L.P.
                                                                              388 Market Street
                                                                              San Francisco, CA 94111
                                                                              (Sub-adviser)
---------------------  ---------------  ------------------------------------  --------------------------------------
SBL Fund Series Y                       Long-term growth of capital           6th Avenue Investment
(SBL Select 25)                                                               Management Company, LLC
                                                                              5801 SW 6th Avenue
                                                                              Topeka, KS 66636-0001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY BENEFIT LIFE INSURANCE COMPANY(R)
One Security Benefit Place, Topeka, Kansas 66636-0001





                                   VARIFLEX ES
                           VARIABLE ANNUITY CONTRACTS




STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2007
RELATING TO THE PROSPECTUS DATED, MAY 1, 2007,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
(785) 438-3112
(800) 888-2461

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6913A (R5-07)                                                        32-69139-01

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SECURITY BENEFIT LIFE INSURANCE COMPANY
One Security Benefit Place, Topeka, Kansas 66636-0001





                                   VARIFLEX ES
                           VARIABLE ANNUITY CONTRACTS


                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                   May 1, 2007

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Variflex ES Variable Annuity Contracts (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated, May 1, 2007, by calling 1-800-888-2461, or writing to Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                                TABLE OF CONTENTS



                                                                          Page
THE CONTRACT...........................................                      3
   Valuation of Accumulation Units.....................                      3
   Computation of Variable Annuity Payments............                      3
   Illustration........................................                      3
   Termination of Contract.............................                      4
   Group Contracts.....................................                      4
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS        4
   Section 401.........................................                      4
   Section 403(b)......................................                      4
   Section 457.........................................                      4
ASSIGNMENT.............................................                      5
SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS.................                      5
STATE REGULATION.......................................                      5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........                      5
FINANCIAL STATEMENTS...................................                      5



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                                        2

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THE CONTRACT
The following provides additional information about the Contract which supplements the description in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS -- The Accumulation Unit value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the Underlying Fund shares of the Subaccount less the Mortality and Expense Risk Fee and any deduction for provision for federal income taxes and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be determined by multiplying the total number of Accumulation Units of each Subaccount within Variflex(R) credited to the Contract by the applicable Accumulation Unit value of each such Subaccount. During the Accumulation Period, all cash dividends and other cash distributions made to each Subaccount will be reinvested in additional shares of the corresponding Underlying Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS --

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT. For Annuities under options 1, 2, 3, and 4, the Contracts specify tables indicating the dollar amount of the first monthly payment under each optional form of Annuity for each $1,000 applied. The total first monthly annuity payment is determined by multiplying the value of the Contract or Participant's Individual Account (expressed in thousands of dollars) by the amount of the first monthly payment per $1,000 of value, in accordance with the tables specified in the Contract. The value of the Contract or Participant's Individual Account for the purpose of establishing the first periodic payment under options 1, 2, 3, 4 and 8 or similar life contingent payment options mutually agreed upon is equal to the number of Accumulation Units applied to the option times the Accumulation Unit value at the end of the date the first annuity payment is made. For Annuities under options 5 and 6 or other mutually agreed upon non-life contingent payment options, the value of the Contract or Participant's Individual Account for the purpose of the first and subsequent periodic payments is based on the Accumulation Unit value at the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT ANNUITY PAYMENTS. For Variable Annuities under options 1, 2, 3 and 4, the amount of the first monthly annuity payment determined as described above is divided by the applicable value of an Annuity Unit (see below) for the day in which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity period and each subsequent payment period. The dollar amount of the annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the day the payment is due.

ANNUITY UNIT. The value of an Annuity Unit of each Subaccount originally was set at $1.00. The value of an Annuity Unit for any subsequent day is determined by multiplying the value for the immediately preceding day by the product of (a) the Net Investment Factor for the day for which the value is being calculated and (b) 0.9999057540, the interest neutralization factor (the factor required to neutralize the assumed investment rate of 3 1/2% built into the annuity rates contained in the Contract). The Net Investment Factor of any Subaccount is determined by subtracting 0.00002753555, the Mortality and Expense Risk Fee, from the ratio of (a) to (b) where (a) is the value of a share of the Underlying Fund at the end of the day plus the value of any dividends or other distributions attributable to such share during a day and minus any applicable income tax liabilities as determined by the Company, and (b) is the value of a share of the Underlying Fund at the end of the previous day.

ILLUSTRATION -- The Annuity Unit and the Annuity payment may be illustrated by the following hypothetical example: Assume an annuitant at the Annuity Commencement Date has credited to his Contract 4,000 Accumulation Units and that the value of an Accumulation Unit at the end of the Annuity Commencement Date was $5.13, producing a total value for the contract of $20,520. Any premium taxes due would reduce the total value of the Contract that could be applied towards the Annuity; however, in this illustration it is assumed no premium taxes are applicable. Assume also the Annuitant elects an option for which the annuity table in the Contract indicates the first monthly payment is $6.40 per $1,000 of value applied; the resulting first monthly payment would be 20.520 multiplied by $6.40, or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was $1.0589108749. When this is divided into the first monthly payment the number of Annuity Units represented by that payment is 124.0236578101. The value of the same number of Annuity Units will be paid in each subsequent month.

Assume further the value of a Subaccount share was $5.15 at the end of the day preceding the date of the second annuity payment, that it was $5.17 at the end of the due date of the second Annuity payment and that there was no cash income during such second day. The Net Investment Factor for that second day was
1.0038834951 ($5.17 divided by $5.15 minus 0.00002753555). Multiplying this factor by


--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------

0.9999057540 to neutralize the assumed investment rate (the 3 1/2% per annum built into the number of Annuity Units as determined above) produces a result of
1.0037888831. The Annuity Unit value for the valuation period is therefore $1.0640077696, which is 1.0037888831 x $1.0599915854 (the value at the beginning of the day).

The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 124.0236578101 times $1.0640077696, which produces a current monthly payment of $131.96.

TERMINATION OF CONTRACT -- The Company reserves the right to terminate your Contract during the Accumulation Period if Contract Value is less than $2,000. Termination of a Variflex ES Contract may have adverse tax consequences. (See the Prospectus at "Full and Partial Withdrawals" and "Federal Tax Matters.")

GROUP CONTRACTS -- In the case of Group Allocated Variflex ES Contracts, a master group contract is issued to the employer or other organization, or to the trustee, who is the Contractowner. The master group contract covers all Participants. Where funds are allocated to a Participant's Individual Account, each Participant receives a certificate which summarizes the provisions of the master group contract and evidences participation in the Plan established by the organization.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
SECTION 401 -- The applicable annual limits on Purchase Payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total Purchase Payments on behalf of a Participant to all defined contribution plans maintained by an employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $44,000, or (b) 100% of the Participant's annual compensation. Salary reduction contributions to a cash-or-deferred (401(k)) arrangement under a profit sharing plan are subject to additional annual limits under Section 402(g). Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. Rollover contributions are not subject to the annual limitations described above.

SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500.

The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions can be made to a 403(b) annuity during each tax year equal to $5,000.

The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years. The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the
Section 415(c) limit for 2007 is the lesser of (i) $45,000, or (ii) 100% of the employee's annual compensation.

SECTION 457 -- Contributions on behalf of an employee to a Section 457 plan generally are limited to the lesser of (i) $15,500 or (ii) 100% of the employee's includable compensation.

The $15,500 limit may be adjusted for inflation in $500 increments for future tax years.


If the employee participates in more than one Section 457 plan, the applicable dollar limit applies to contributions to all such programs. The Section 457 limit may be increased during the last three years ending before the year the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a special "catch-up" amount in addition to the regular amount to be deferred. Alternatively, if an individual is age 50 or over, catch-up contributions can be made to a 457 plan established by a governmental employer during the tax year equal to $5,000.


The $5,000 limit may be adjusted for inflation in $500 increments for future tax years. An individual eligible for both types of catch up contributions can make the type that produces the highest total contribution limit.



--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------

ASSIGNMENT
Variflex ES Contracts issued to plans or trusts qualified under Section 401, 403(b) or 457 of the Internal Revenue Code cannot be assigned by the Contractowner.

SAFEKEEPING OF VARIFLEX
ACCOUNT ASSETS
The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

STATE REGULATION
As a life insurance company organized under the laws of Kansas, the Company (including Variflex) is subject to regulation by the Commissioner of Insurance of the State of Kansas. An annual statement is filed with the Kansas Commissioner of Insurance on or before March 1 each year covering the operations of the Company for the prior year and its financial condition on December 31 of that year. the Company is subject to a complete examination of its operations, including an examination of the liabilities and reserves of the Company and Variflex, by the Kansas Commissioner of Insurance whenever such examination is deemed necessary by the Commissioner. Such regulation and examination does not, however, involve any supervision of the investment policies applicable to Variflex.

In addition, the Company is subject to insurance laws and regulations of the other jurisdictions in which it is or may become licensed to operate. Generally, the insurance department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of the Variflex Separate Account at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of the Variflex Separate Account at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                        5

FINANCIAL STATEMENTS

Variflex
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                                    Variflex

                              Financial Statements

                          Year Ended December 31, 2006

                                    Contents

Report of Independent Registered Public Accounting Firm ..................    1

Audited Financial Statements

Statements of Net Assets .................................................    3
Statements of Operations .................................................    8
Statements of Changes in Net Assets ......................................   17
Notes to Financial Statements ............................................   28

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variflex
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variflex (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate), American Century VP Ultra, American Century VP Value, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Legg Mason Variable Aggressive Growth (formerly Salomon Brothers Variable Aggressive Growth), Legg Mason Variable Small Cap Growth (formerly Salomon Brothers Variable Small Cap Growth), MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman AMT Socially Responsive, Oppenheimer Main Street Small Cap/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Royce Micro-Cap, Rydex VT Sector Rotation, SBL Equity, SBL Large Cap Value, SBL Money Market, SBL Global, SBL Diversified Income, SBL Enhanced Index, SBL Mid Cap Growth, SBL Managed Asset Allocation, SBL Equity Income, SBL High Yield, SBL Small Cap Value, SBL Mid Cap Value, SBL Small Cap Growth, SBL Select 25, SBL Alpha Opportunity, Van Kampen LIT Comstock, Van Kampen LIT Government, and Van Kampen UIF Equity and Income Subaccounts as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variflex at December 31, 2006, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 9, 2007

                                    Variflex

                            Statements of Net Assets
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                               AIM V.I.          AIM V.I.          AIM V.I.         AIM V.I.
                                              AIM V.I.         Capital        Global Health     International       Mid Cap
                                            Basic Value      Development          Care              Growth        Core Equity
                                             Subaccount       Subaccount       Subaccount         Subaccount       Subaccount
                                            ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value             $   4,936        $   12,391         $  1,929         $   8,407        $   2,271
                                            ---------------------------------------------------------------------------------
Total assets                                     4,936            12,391            1,929             8,407            2,271
                                            ---------------------------------------------------------------------------------
Net assets                                   $   4,936        $   12,391         $  1,929         $   8,407        $   2,271
                                            =================================================================================

Net assets:
   Accumulation assets                       $   4,936        $   12,344         $  1,929         $   8,399        $   2,271
   Annuity assets                                   --                47               --                 8               --
                                            ---------------------------------------------------------------------------------
Net assets                                   $   4,936        $   12,391         $  1,929         $   8,407        $   2,271
                                            =================================================================================

Units outstanding:
   Variflex Qualified                          354,504           705,579          154,651           509,642          154,598
   Variflex Nonqualified                        49,584           334,552           18,071           111,063           27,212
   Variflex ES                                      --                --               --                --               --
                                            ---------------------------------------------------------------------------------
   Variflex total units                        404,088         1,040,131          172,722           620,705          181,810
                                            =================================================================================

Unit value:
   Variflex Qualified                        $   12.22        $    11.91         $  11.17         $   13.54        $   12.50
   Variflex Nonqualified                     $   12.22        $    11.91         $  11.17         $   13.54        $   12.50
   Variflex ES                               $      --        $       --         $     --         $      --        $      --

Mutual funds, at cost                        $   4,506        $   12,008         $  1,796         $   7,605        $   2,290
Mutual fund shares                             372,821           681,213           89,659           288,412          169,261

                                                   AIM V.I.       American        American      Dreyfus IP
                                                 Global Real     Century VP      Century VP     Technology
                                                    Estate          Ultra           Value         Growth
                                                  Subaccount     Subaccount      Subaccount     Subaccount
                                                 ---------------------------------------------------------
Assets:
   Mutual funds, at market value                 $    22,803      $  3,250       $   11,977      $    423
                                                 ---------------------------------------------------------
Total assets                                          22,803         3,250           11,977           423
                                                 ---------------------------------------------------------
Net assets                                       $    22,803      $  3,250       $   11,977      $    423
                                                 =========================================================

Net assets:
   Accumulation assets                           $    22,803      $  3,250       $   11,977      $    423
   Annuity assets                                         --            --               --            --
                                                 ---------------------------------------------------------
Net assets                                       $    22,803      $  3,250       $   11,977      $    423
                                                 =========================================================

Units outstanding:
   Variflex Qualified                              1,003,006       252,782          613,552        36,823
   Variflex Nonqualified                             129,919        71,260          294,359         3,471
   Variflex ES                                            --            --               --            --
                                                 ---------------------------------------------------------
   Variflex total units                            1,132,925       324,042          907,911        40,294
                                                 =========================================================

Unit value:
   Variflex Qualified                            $     20.13      $  10.03       $    13.19      $  10.51
   Variflex Nonqualified                         $     20.13      $  10.03       $    13.19      $  10.51
   Variflex ES                                   $        --      $     --       $       --      $     --

Mutual funds, at cost                            $    18,362      $  3,191       $   11,037      $    411
Mutual fund shares                                   793,439       325,632        1,371,993        45,615

See accompanying notes.

                                    Variflex

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                                   Legg Mason     Legg Mason
                                                  Dreyfus VIF       Variable       Variable         MFS VIT
                                                 International     Aggressive      Small Cap        Research          MFS VIT
                                                     Value           Growth         Growth       International     Total Return
                                                   Subaccount      Subaccount      Subacount       Subaccount       Subaccount
                                                 ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value                  $    18,415       $  2,177       $    436        $   3,514         $  6,406
                                                 ------------------------------------------------------------------------------
Total assets                                           18,415          2,177            436            3,514            6,406
                                                 ------------------------------------------------------------------------------
Net assets                                        $    18,415       $  2,177       $    436        $   3,514         $  6,406
                                                 ==============================================================================

Net assets:
   Accumulation assets                            $    18,415       $  2,170       $    433        $   3,506         $  6,406
   Annuity assets                                          --              7              3                8               --
                                                 ------------------------------------------------------------------------------
Net assets                                        $    18,415       $  2,177       $    436        $   3,514         $  6,406
                                                 ==============================================================================

Units outstanding:
   Variflex Qualified                                 965,830        175,481         32,779          212,462          534,518
   Variflex Nonqualified                              250,539         20,657          5,645           56,079           40,999
   Variflex ES                                             --             --             --               --               --
                                                 ------------------------------------------------------------------------------
   Variflex total units                             1,216,369        196,138         38,424          268,541          575,517
                                                 ==============================================================================

Unit value:
   Variflex Qualified                             $     15.14       $  11.10       $  11.35        $   13.08         $  11.13
   Variflex Nonqualified                          $     15.14       $  11.10       $  11.35        $   13.08         $  11.13
   Variflex ES                                    $        --       $     --       $     --        $      --         $     --

Mutual funds, at cost                             $    15,801       $  2,106       $    447        $   3,236         $  6,101
Mutual fund shares                                    945,808         85,164         29,975          244,015          295,614

                                                                  Neuberger
                                                                   Berman
                                                                     AMT          Oppenheimer
                                                   MFS VIT        Socially        Main Street      PIMCO VIT
                                                  Utilities      Responsive      Small Cap/VA      All Asset
                                                 Subaccount      Subaccount       Subaccount      Subaccount
                                                 -----------------------------------------------------------
Assets:
   Mutual funds, at market value                  $  6,473       $   75,318        $  5,473        $  5,938
                                                 -----------------------------------------------------------
Total assets                                         6,473           75,318           5,473           5,938
                                                 -----------------------------------------------------------
Net assets                                        $  6,473       $   75,318        $  5,473        $  5,938
                                                 ===========================================================

Net assets:
   Accumulation assets                            $  6,473       $   75,318        $  5,473        $  5,938
   Annuity assets                                       --               --              --              --
                                                 -----------------------------------------------------------
Net assets                                        $  6,473       $   75,318        $  5,473        $  5,938
                                                 ===========================================================

Units outstanding:
   Variflex Qualified                              446,038        4,465,083         360,094         406,687
   Variflex Nonqualified                            33,334           78,109          43,229         102,217
   Variflex ES                                          --            5,019              --              --
                                                 -----------------------------------------------------------
   Variflex total units                            479,372        4,548,211         403,323         508,904
                                                 ===========================================================

Unit value:
   Variflex Qualified                             $  13.50       $    16.55        $  13.57        $  11.67
   Variflex Nonqualified                          $  13.50       $    16.55        $  13.57        $  11.67
   Variflex ES                                    $     --       $    16.58        $     --        $     --

Mutual funds, at cost                             $  5,746       $   66,590        $  4,882        $  5,947
Mutual fund shares                                 223,117        4,512,822         288,348         508,815

See accompanying notes.

                                    Variflex

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                  PIMCO VIT        PIMCO VIT
                                                 Commodity-       Foreign Bond       PIMCO
                                                 RealReturn      (U.S. Dollar-       VIT Low       PIMCO VIT         Royce
                                                  Strategy          Hedged)         Duration      Real Return      Micro-Cap
                                                 Subaccount        Subaccount      Subaccount      Subaccount     Subaccount
                                                 ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value                  $    630         $   1,615        $  4,694      $    14,756      $  5,044
                                                 ---------------------------------------------------------------------------
Total assets                                           630             1,615           4,694           14,756         5,044
                                                 ---------------------------------------------------------------------------
Net assets                                        $    630         $   1,615        $  4,694      $    14,756      $  5,044
                                                 ===========================================================================

Net assets:
   Accumulation assets                            $    630         $   1,615        $  4,694      $    14,756      $  5,040
   Annuity assets                                       --                --              --               --             4
                                                 ---------------------------------------------------------------------------
Net assets                                        $    630         $   1,615        $  4,694      $    14,756      $  5,044
                                                 ===========================================================================

Units outstanding:
   Variflex Qualified                               46,813            83,154         382,270        1,154,030       318,875
   Variflex Nonqualified                            16,744            74,330          74,334          238,481        85,508
   Variflex ES                                          --                --              --               --            --
                                                 ---------------------------------------------------------------------------
   Variflex total units                             63,557           157,484         456,604        1,392,511       404,383
                                                 ===========================================================================

Unit value:
   Variflex Qualified                             $   9.92         $   10.26        $  10.27      $     10.59      $  12.47
   Variflex Nonqualified                          $   9.92         $   10.26        $  10.27      $     10.59      $  12.47
   Variflex ES                                    $     --         $      --        $     --      $        --      $     --

Mutual funds, at cost                             $    672         $   1,632        $  4,724      $    15,761      $  4,928
Mutual fund shares                                  55,740           159,938         466,565        1,236,877       350,301

                                                  Rydex VT                           SBL              SBL
                                                   Sector            SBL          Large Cap          Money
                                                  Rotation          Equity          Value           Market
                                                 Subaccount       Subaccount      Subaccount      Subaccount
                                                 -----------------------------------------------------------
Assets:
   Mutual funds, at market value                  $  4,903       $   355,574     $   384,966      $   29,766
                                                 -----------------------------------------------------------
Total assets                                         4,903           355,574         384,966          29,766
                                                 -----------------------------------------------------------
Net assets                                        $  4,903       $   355,574     $   384,966      $   29,766
                                                 ===========================================================

Net assets:
   Accumulation assets                            $  4,900       $   354,381     $   383,070      $   29,652
   Annuity assets                                        3             1,193           1,896             114
                                                 -----------------------------------------------------------
Net assets                                        $  4,903       $   355,574     $   384,966      $   29,766
                                                 ===========================================================

Units outstanding:
   Variflex Qualified                              328,330         4,578,750       4,332,504         944,465
   Variflex Nonqualified                            57,738           962,010         905,059         370,457
   Variflex ES                                          --               447           1,702              68
                                                 -----------------------------------------------------------
   Variflex total units                            386,068         5,541,207       5,239,265       1,314,990
                                                 ===========================================================

Unit value:
   Variflex Qualified                             $  12.70       $     64.17     $     73.50      $    22.63
   Variflex Nonqualified                          $  12.70       $     64.15     $     73.44      $    22.64
   Variflex ES                                    $     --       $     22.98     $     23.96      $    13.64

Mutual funds, at cost                             $  4,596       $   365,005     $   358,344      $   28,728
Mutual fund shares                                 364,010        13,765,917      14,582,034       2,338,236

See accompanying notes.

                                    Variflex

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                                            SBL
                                        SBL          SBL        SBL       Managed       SBL                      SBL        SBL
                            SBL     Diversified   Enhanced     Mid Cap     Asset       Equity       SBL       Small Cap   Mid Cap
                          Global      Income        Index      Growth    Allocation    Income    High Yield     Value      Value
                        Subaccount  Subaccount   Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                       -------------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at
      market value     $   371,139  $    65,596  $   50,101  $  278,849  $   55,781  $  168,173  $   24,011  $   75,843  $  226,524
                       -------------------------------------------------------------------------------------------------------------
Total assets               371,139       65,596      50,101     278,849      55,781     168,173      24,011      75,843     226,524
                       -------------------------------------------------------------------------------------------------------------
Net assets             $   371,139  $    65,596  $   50,101  $  278,849  $   55,781  $  168,173  $   24,011  $   75,843  $  226,524
                       =============================================================================================================

Net assets:
   Accumulation
      assets           $   370,280  $    65,293  $   50,101  $  278,324  $   55,618  $  168,025  $   24,011  $   75,800  $  226,313
   Annuity assets              859          303          --         525         163         148          --          43         211
                       -------------------------------------------------------------------------------------------------------------
Net assets             $   371,139  $    65,596  $   50,101  $  278,849  $   55,781  $  168,173  $   24,011  $   75,843  $  226,524
                       =============================================================================================================

Units outstanding:
   Variflex Qualified    7,692,266    1,577,746   4,503,135   4,486,082   2,125,109   4,740,608   1,264,267   2,709,870   4,092,352
   Variflex
      Nonqualified       1,522,911      494,082     267,978   1,095,910     398,917     710,268      34,401     144,279     100,983
   Variflex ES                 804          254       1,439         429         612         394          61         730       1,577
                       -------------------------------------------------------------------------------------------------------------
   Variflex total
      units              9,215,981    2,072,082   4,772,552   5,582,421   2,524,638   5,451,270   1,298,729   2,854,879   4,194,912
                       =============================================================================================================

Unit value:
   Variflex Qualified  $     40.27  $     31.67  $    10.50  $    49.96  $    22.09  $    30.85  $    18.49  $    26.57  $    54.00
   Variflex
      Nonqualified     $     40.27  $     31.64  $    10.50  $    49.93  $    22.09  $    30.84  $    18.49  $    26.57  $    54.00
   Variflex ES         $     37.66  $     16.94  $    10.66  $    39.34  $    22.59  $    31.54  $    18.89  $    26.93  $    55.07

Mutual funds, at cost  $   228,999  $    61,919  $   42,511  $  216,931  $   43,868  $  119,523  $   20,388  $   46,326  $  124,595
Mutual fund shares      33,648,108    5,461,772   4,525,868   8,920,319   3,007,083   7,398,718   1,277,872   2,901,412   4,843,367

See accompanying notes.

                                    Variflex

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                                              Van        Van          Van
                                        SBL                      SBL        Kampen      Kampen      Kampen
                                     Small Cap      SBL         Alpha         LIT        LIT      UIF Equity
                                      Growth     Select 25   Opportunity   Comstock   Government  and Income
                                    Subaccount   Subaccount   Subaccount  Subaccount  Subaccount  Subaccount
                                    ------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $    44,825  $   41,463  $    10,694  $    2,765  $    5,673  $   2,108
                                    ------------------------------------------------------------------------
Total assets                             44,825      41,463       10,694       2,765       5,673      2,108
                                    ------------------------------------------------------------------------
Net assets                          $    44,825  $   41,463  $    10,694  $    2,765  $    5,673  $   2,108
                                    ========================================================================

Net assets:
   Accumulation assets              $    44,815  $   41,463  $    10,684  $    2,765  $    5,673  $   2,108
   Annuity assets                            10          --           10          --          --         --
                                    ------------------------------------------------------------------------
Net assets                          $    44,825  $   41,463  $    10,694  $    2,765  $    5,673  $   2,108
                                    ========================================================================

Units outstanding:
   Variflex Qualified                 2,405,617   3,774,954      633,432     215,713     517,112    158,403
   Variflex Nonqualified                 92,078     417,843      210,028      20,975      33,625     29,124
   Variflex ES                            1,694       2,718           --          --          --         --
                                    ------------------------------------------------------------------------
   Variflex total units               2,499,389   4,195,515      843,460     236,688     550,737    187,527
                                    ========================================================================

Unit value:
   Variflex Qualified               $     17.94  $     9.88  $     12.68  $    11.69  $    10.30  $   11.24
   Variflex Nonqualified            $     17.94  $     9.88  $     12.68  $    11.69  $    10.30  $   11.24
   Variflex ES                      $     18.27  $    10.04  $        --  $       --  $       --  $      --

Mutual funds, at cost               $    36,524  $   37,359  $     9,414  $    2,525  $    5,605  $   2,000
Mutual fund shares                    2,326,134   3,824,989      766,049     188,123     609,973    141,599

See accompanying notes.

                                    Variflex

                            Statements of Operations
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                                  AIM V.I        AIM V.I.        AIM V.I.      AIM V.I.
                                                    AIM V.I.      Capital     Global Health   International     Mid Cap
                                                  Basic Value   Development        Care           Growth      Core Equity
                                                   Subaccount   Subaccount      Subaccount      Subaccount    Subaccount
                                                  ------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                         $         6   $        --   $          --   $          63   $        15
   Expenses:
      Mortality and expense risk fee                      (44)          (33)            (32)            (38)          (39)
                                                  ------------------------------------------------------------------------
Net investment income (loss)                              (38)          (33)            (32)             25           (24)

Net realized and unrealized capital gain
   (loss) on investments:
      Capital gains distributions                         206           206              --              --           216
      Realized capital gain (loss) on sales of
         fund shares                                       98             2             101              55            38
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                           185           383             (10)            797           (87)
                                                  ------------------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   on investments                                         489           591              91             852           167
                                                  ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                $       451   $       558     $        59   $         877   $       143
                                                  ========================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2006

                                                    AIM V.I.     American     American    Dreyfus IP    Dreyfus VIF
                                                  Global Real   Century VP   Century VP   Technology   International
                                                     Estate        Ultra       Value        Growth         Value
                                                   Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                                                  -------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                         $       211   $       --   $      102   $       --    $        188
   Expenses:
      Mortality and expense risk fee                     (165)         (54)        (111)          (3)           (193)
                                                  -------------------------------------------------------------------
Net investment income (loss)                               46          (54)          (9)          (3)             (5)

Net realized and unrealized capital gain (loss)
   on investments:
      Capital gains distributions                         727           --          724           --           1,176
      Realized capital gain (loss) on sales of
         fund shares                                    1,079           (2)         (55)           2             618
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                         3,295         (273)         798           15           1,083
                                                  -------------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   on investments                                       5,101         (275)       1,467           17           2,877
                                                  -------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                $     5,147      $  (329)  $    1,458   $       14   $       2,872
                                                  ===================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2006

                                                    Legg Mason   Legg Mason
                                                     Variable     Variable       MFS VIT
                                                    Aggressive    Small Cap      Research        MFS VIT       MFS VIT
                                                      Growth       Growth     International   Total Return    Utilities
                                                    Subaccount   Subaccount     Subaccount     Subaccount    Subaccount
                                                    --------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                           $       --   $       --   $          24   $         76   $        9
   Expenses:
      Mortality and expense risk fee                        (7)          (4)            (21)           (50)         (26)
                                                    --------------------------------------------------------------------
Net investment income (loss)                                (7)          (4)              3             26          (17)

Net realized and unrealized capital gain (loss)
   on investments:
      Capital gains distributions                           --           20              60            111           19
      Realized capital gain (loss) on sales of
         fund shares                                        --          (22)             50             (1)          68
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                             71           (9)            277            318          727
                                                    --------------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   on investments                                           71          (11)            387            428          814
                                                    --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  $       64   $      (15)  $         390   $        454   $      797
                                                    ====================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2006

                                                   Neuberger
                                                     Berman                                  PIMCO VIT     PIMCO VIT
                                                      AMT        Oppenheimer                Commodity-    Foreign Bond
                                                    Socially     Main Street    PIMCO VIT   RealReturn   (U.S. Dollar-
                                                   Responsive   Small Cap/VA    All Asset    Strategy       Hedged)
                                                  Subaccount*    Subaccount    Subaccount   Subaccount     Subaccount
                                                  --------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                           $    --         $   1        $  325       $  24          $  31
   Expenses:
     Mortality and expense risk fee                    (479)          (62)          (73)         (6)           (11)
                                                  --------------------------------------------------------------------
Net investment income (loss)                           (479)          (61)          252          18             20

Net realized and unrealized capital gain (loss)
   on investments:
     Capital gains distributions                         --           138            15           3             15
     Realized capital gain (loss) on sales of
       fund shares                                      392           257            22          (6)            (5)
     Change in unrealized appreciation/
       depreciation on investments during the
       period                                         8,728           267           (91)        (40)           (17)
                                                  --------------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   on investments                                     9,120           662           (54)        (43)            (7)
                                                  --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  $ 8,641         $ 601        $  198       $ (25)         $  13
                                                  ====================================================================

*     For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2006

                                                   PIMCO VIT                                Rydex VT
                                                      Low        PIMCO VIT      Royce        Sector         SBL
                                                    Duration    Real Return   Micro-Cap     Rotation      Equity
                                                   Subaccount   Subaccount    Subaccount   Subaccount   Subaccount
                                                  ----------------------------------------------------------------
Investment income (loss):
   Dividend distributions                            $ 199        $  695         $   8        $  --      $     --
   Expenses:
     Mortality and expense risk fee                    (57)         (197)          (41)         (67)       (4,319)
                                                  ----------------------------------------------------------------
Net investment income (loss)                           142           498           (33)         (67)       (4,319)

Net realized and unrealized capital gain (loss)
   on investments:
     Capital gains distributions                        --           424           238          235            --
     Realized capital gain (loss) on sales of
       fund shares                                     (36)         (253)          (86)         103        (8,620)
     Change in unrealized appreciation/
       depreciation on investments during the
       period                                           34          (709)          114           11        51,542
                                                  ----------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   on investments                                       (2)         (538)          266          349        42,922
                                                  ----------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $ 140        $  (40)        $ 233        $ 282      $ 38,603
                                                  ================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2006

                                                      SBL           SBL                       SBL           SBL
                                                   Large Cap       Money        SBL       Diversified    Enhanced
                                                     Value        Market       Global        Income        Index
                                                   Subaccount   Subaccount   Subaccount    Subaccount   Subaccount
                                                  ----------------------------------------------------------------
Investment income (loss):
   Dividend distributions                          $     --      $    --      $    --       $    --      $    --
   Expenses:
     Mortality and expense risk fee                  (4,375)        (389)      (4,364)         (860)        (444)
                                                  ----------------------------------------------------------------
Net investment income (loss)                         (4,375)        (389)      (4,364)         (860)        (444)

Net realized and unrealized capital gain (loss)
   on investments:
     Capital gains distributions                         --           --           --            --           --
     Realized capital gain (loss) on sales of
       fund shares                                   (1,562)         914       16,767           471          974
     Change in unrealized appreciation/
       depreciation on investments during the
       period                                        74,224          496       40,798         1,911        5,917
                                                  ----------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   on investments                                    72,662        1,410       57,565         2,382        6,891
                                                  ----------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                 $ 68,287      $ 1,021      $53,201       $ 1,522      $ 6,447
                                                  ================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2006

                                                                   SBL
                                                     SBL         Managed       SBL                        SBL
                                                   Mid Cap        Asset       Equity         SBL       Small Cap
                                                    Growth     Allocation     Income     High Yield      Value
                                                  Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                                  --------------------------------------------------------------
Investment income (loss):
   Dividend distributions                         $       --    $    --      $     --     $     --     $     --
   Expenses:
     Mortality and expense risk fee                   (3,733)      (655)       (1,897)        (261)        (927)
                                                  --------------------------------------------------------------
Net investment income (loss)                          (3,733)      (655)       (1,897)        (261)        (927)

Net realized and unrealized capital gain (loss)
   on investments:
     Capital gains distributions                          --         --            --           --           --
     Realized capital gain (loss) on sales of
       fund shares                                    15,493      1,440         4,395        1,078        5,893
     Change in unrealized appreciation/
       depreciation on investments during the
       period                                           (436)     4,799        23,069        1,214        3,669
                                                  --------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   on investments                                     15,057      6,239        27,464        2,292        9,562
                                                  --------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                $   11,324    $ 5,584      $ 25,567     $  2,031     $  8,635
                                                  ==============================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2006

                                                                                                                         Van
                                                                    SBL           SBL                       SBL         Kampen
                                                                  Mid Cap      Small Cap      SBL          Alpha         LIT
                                                                   Value        Growth     Select 25    Opportunity    Comstock
                                                                 Subaccount   Subaccount   Subaccount    Subaccount   Subaccount
                                                                 ---------------------------------------------------------------
Investment income (loss):
   Dividend distributions                                         $     --     $     --     $     --    $     --       $      9
   Expenses:
     Mortality and expense risk fee                                 (2,741)        (613)        (392)       (109)           (20)
                                                                 ---------------------------------------------------------------
Net investment income (loss)                                        (2,741)        (613)        (392)       (109)           (11)

Net realized and unrealized capital gain (loss) on investments:
     Capital gains distributions                                        --           --           --          --             43
     Realized capital gain (loss) on sales of fund shares           13,555        2,464          544         370             60
     Change in unrealized appreciation/depreciation on
       investments during the period                                17,137         (181)       2,551         753            240
                                                                 ---------------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments      30,692        2,283        3,095       1,123            343
                                                                 ---------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     $ 27,951     $  1,670     $  2,703    $  1,014       $    332
                                                                 ===============================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2006

                                                                     Van           Van
                                                                    Kampen      Kampen UIF
                                                                     LIT        Equity and
                                                                  Government      Income
                                                                  Subaccount    Subaccount
                                                                  ------------------------
Investment income (loss):
   Dividend distributions                                            $  30        $  10
   Expenses:
     Mortality and expense risk fee                                    (21)         (15)
                                                                  -------------------------
Net investment income (loss)                                             9           (5)

Net realized and unrealized capital gain (loss) on investments:
   Capital gains distributions                                          --           19
   Realized capital gain (loss) on sales of fund shares                 (9)          45
   Change in unrealized appreciation/depreciation on
     investments during the period                                      65          107
                                                                  -------------------------
Net realized and unrealized capital gain (loss) on investments          56          171
                                                                  -------------------------
Net increase (decrease) in net assets resulting from operations      $  65        $ 166
                                                                  =========================

See accompanying notes.

                                    Variflex

                       Statements of Changes in Net Assets
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                         AIM V.I.              AIM V.I.             AIM V.I.
                                                    AIM V.I              Capital            Global Health       International
                                                  Basic Value           Development             Care                Growth
                                                  Subaccount            Subaccount           Subaccount           Subaccount
                                              -----------------------------------------------------------------------------------
                                                2006       2005        2006      2005*      2006      2005       2006     2005*
                                              -----------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $    (38)  $    (40)  $     (33)  $   --   $    (32)  $   (16)  $     25   $    --
      Capital gains distributions                  206         34         206       --         --        --         --        --
      Realized capital gain (loss) on sales
         of fund shares                             98        138           2       --        101        18         55        --
      Change in unrealized
         appreciation/depreciation on
         investments during the period             185          9         383       --        (10)      120        797         5
                                              -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                              451        141         558       --         59       122        877         5

   From contractholder transactions:
      Variable annuity deposits                    336        452         229       --        316       173        352        --
      Administrative fees                           (4)        (2)         (1)      --         (4)       (2)        (3)       --
      Terminations and withdrawals                (778)      (320)       (124)      --       (547)     (169)      (491)       --
      Annuity payments                              --         --          --       --         --        --         (1)       --
      Transfers between subaccounts, net         1,804       (702)     11,721        8        (56)    1,277      7,492       176
      Mortality adjustment                          --         --          --       --         --        --         --        --
                                              -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions           1,358       (572)     11,825        8       (291)    1,279      7,349       176
                                              -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets         1,809       (431)     12,383        8       (232)    1,401      8,226       181
   Net assets at beginning of period             3,127      3,558           8       --      2,161       760        181        --
                                              -----------------------------------------------------------------------------------
   Net assets at end of period                $  4,936   $  3,127   $  12,391   $    8   $  1,929   $ 2,161   $  8,407   $   181
                                              ===================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                   AIM V.I               AIM V.I.             American              American
                                                   Mid Cap              Global Real          Century VP            Century VP
                                                 Core Equity               Estate              Ultra                  Value
                                                 Subaccount             Subaccount           Subaccount            Subaccount
                                             -------------------------------------------------------------------------------------
                                               2006       2005       2006        2005       2006       2005      2006      2005
                                             -------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $    (24)  $    (38)  $      46   $    (18)  $    (54)  $   (55)  $     (9)  $   (50)
      Capital gains distributions                 216        106         727        275         --        --        724       666
      Realized capital gain (loss) on sales
         of fund shares                            38         74       1,079        859         (2)        7        (55)      (46)
      Change in unrealized
         appreciation/depreciation on
         investments during the period            (87)       (20)      3,295       (286)      (273)      150        798      (301)
                                             -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                             143        122       5,147        830       (329)      102      1,458       269

   From contractholder transactions:
      Variable annuity deposits                   463        501       1,423      1,583        486       618      1,140     1,235
      Administrative fees                          (3)        (2)        (15)       (10)        (6)       (4)       (14)      (10)
      Terminations and withdrawals               (584)      (451)     (1,663)    (1,147)      (894)     (402)    (1,484)   (1,089)
      Annuity payments                             --         --          --         --         --        --         --        --
      Transfers between subaccounts, net       (1,196)      (368)      7,171     (3,165)    (2,058)    2,904      2,833     1,770
      Mortality adjustment                         --         --          --         --         --        --         --        --
                                             -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         (1,320)      (320)      6,916     (2,739)    (2,472)    3,116      2,475     1,906
                                             -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets       (1,177)      (198)     12,063     (1.909)    (2,801)    3,218      3,933     2,175
   Net assets at beginning of period            3,448      3,646      10,740     12,649      6,051     2,833      8,044     5,869
                                             -------------------------------------------------------------------------------------
   Net assets at end of period               $  2,271   $  3,448   $  22,803   $ 10,740   $  3,250   $ 6,051   $ 11,977   $ 8,044
                                             =====================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                        Legg Mason       Legg Mason
                                                   Dreyfus IP       Dreyfus VIF          Variable         Variable
                                                   Technology      International        Aggressive       Small Cap
                                                     Growth            Value              Growth           Growth
                                                   Subaccount        Subaccount         Subaccount       Subaccount
                                                  --------------------------------------------------------------------
                                                  2006    2005*    2006      2005      2006    2005*    2006    2005*
                                                  --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                 $ (3)  $  --   $    (5)  $  (126)  $    (7)  $  --   $   (4)  $  --
     Capital gains distributions                    --      --     1,176       127        --      --       20       2
     Realized capital gain (loss) on
        sales of fund shares                         2      --       618       214        --      --      (22)     --
     Change in unrealized
        appreciation/depreciation on
        investments during the period               15      (3)    1,083       929        71      --       (9)     (2)
                                                  --------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                     14      (3)    2,872     1,144        64      --      (15)     --

   From contractholder transactions:
     Variable annuity deposits                      47      --     1,307       897        95       1       77      --
     Administrative fees                            --      --       (19)       (8)       --      --       --      --
     Terminations and withdrawals                  (37)     --    (3,145)   (1,276)      (17)     --      (35)     --
     Annuity payments                               --      --        --        --        (1)     --       --      --
     Transfers between subaccounts, net            228     174     4,778     3,577     2,010      25      384      25
     Mortality adjustment                           --      --        --        --        --      --       --      --
                                                  --------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                   238     174     2,921     3,190     2,087      26      426      25
                                                  --------------------------------------------------------------------
   Net increase (decrease) in net assets           252     171     5,793     4,334     2,151      26      411      25
   Net assets at beginning of period               171      --    12,622     8,288        26      --       25      --
                                                  --------------------------------------------------------------------
   Net assets at end of period                    $423   $ 171   $18,415   $12,622   $ 2,177   $  26   $  436   $  25
                                                  ====================================================================

*    For the period from November 15, 2005 (inception date) to December 31,
     2005.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                                       Neuberger
                                                                                                        Berman
                                                       MFS VIT                                            AMT
                                                      Research           MFS VIT           MFS VIT      Socially
                                                   International      Total Return        Utilities    Responsive
                                                     Subaccount        Subaccount         Subaccount   Subaccount
                                                  ---------------------------------------------------------------
                                                   2006     2005*    2006      2005*     2006    2005*   2006**
                                                  ---------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                 $    3    $  --   $   26    $   --    $  (17)  $ --   $    (479)
     Capital gains distributions                      60        2      111        --        19     --          --
     Realized capital gain (loss) on
        sales of fund shares                          50        6       (1)       --        68     --         392
     Change in unrealized
        appreciation/depreciation on
        investments during the period                277        1      318       (13)      727     --       8,728
                                                  ---------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                      390        9      454       (13)      797     --       8,641

   From contractholder transactions:
     Variable annuity deposits                       211        1      828        16       358     --       2,351
     Administrative fees                              (1)      --       (2)       --        (2)    --         (47)
     Terminations and withdrawals                   (286)     (26)    (311)       --      (295)    --      (5,339)
     Annuity payments                                 (1)      --       --        --        --     --          (2)
     Transfers between subaccounts, net            3,054      163    3,486     1,948     5,587     28      69,714
     Mortality adjustment                             --       --       --        --        --     --          --
                                                  ---------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                   2,977      138    4,001     1,964     5,648     28      66,677
                                                  ---------------------------------------------------------------
   Net increase (decrease) in net assets           3,367      147    4,455     1,951     6,445     28      75,318
   Net assets at beginning of period                 147       --    1,951        --        28     --          --
                                                  ---------------------------------------------------------------
   Net assets at end of period                    $3,514    $ 147   $6,406    $1,951    $6,473  $  28   $  75,318
                                                  ===============================================================

*    For the period from November 15, 2005 (inception date) to December 31,
     2005.

**   For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                                PIMCO VIT           PIMCO VIT
                                                    Oppenheimer                                 Commodity-         Foreign Bond
                                                    Main Street            PIMCO VIT            RealReturn         (U.S. Dollar-
                                                    Small Cap/VA           All Asset             Strategy             Hedged)
                                                    Subaccount             Subaccount           Subaccount          Subaccount
                                                ------------------------------------------------------------------------------------
                                                  2006       2005       2006       2005       2006      2005*      2006      2005*
                                                ------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)               $    (61)  $    (33)  $    252   $    184   $     18   $     1   $     20   $     1
     Capital gains distributions                     138         73         15         20          3        --         15         1
     Realized capital gain (loss) on
        sales of fund shares                         257         87         22         54         (6)       --         (5)       --
     Change in unrealized
        appreciation/depreciation on
        investments during the period                267         96        (91)        33        (40)       (2)       (17)       --
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                      601        223        198        291        (25)       (1)        13         2

   From contractholder transactions:
     Variable annuity deposits                       608        420        594        664         55        --        167         3
     Administrative fees                              (5)        (3)        (6)        (4)        --        --         --        --
     Terminations and withdrawals                   (774)      (343)      (948)      (490)       (79)       --        (37)      (23)
     Annuity payments                                 --         --         --         --         --        --         --        --
     Transfers between subaccounts, net            1,658        647       (567)     3,743        593        87      1,085       405
     Mortality adjustment                             --         --         --         --         --        --         --        --
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                   1,487        721       (927)     3,913        569        87      1,215       385
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets           2,088        944       (729)     4,204        544        86      1,228       387
   Net assets at beginning of period               3,385      2,441      6,667      2,463         86        --        387        --
                                                ------------------------------------------------------------------------------------
   Net assets at end of period                  $  5,473   $  3,385   $  5,938   $  6,667   $    630   $    86   $  1,615   $   387
                                                ====================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                     PIMCO VIT                                                        Rydex VT
                                                        Low               PIMCO VIT               Royce                Sector
                                                     Duration            Real Return            Micro-Cap             Rotation
                                                    Subaccount            Subaccount            Subaccount           Subaccount
                                                ------------------------------------------------------------------------------------
                                                  2006       2005       2006       2005       2006      2005*      2006      2005
                                                ------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)               $    142   $     57   $    498   $    181   $    (33)  $     1   $    (67)  $   (25)
     Capital gains distributions                      --         10        424        165        238         2        235        --
     Realized capital gain (loss) on
        sales of fund shares                         (36)        (7)      (253)       (30)       (86)       --        103        68
     Change in unrealized
        appreciation/depreciation on
        investments during the period                 34        (60)      (709)      (291)       114         2         11       217
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                      140         --        (40)        25        233         5        282       260

   From contractholder transactions:
     Variable annuity deposits                       464        246      2,338      2,472        560        --        434       289
     Administrative fees                              (5)        (3)       (16)        (9)        (2)       --         (4)       (5)
     Terminations and withdrawals                 (1,279)      (402)    (2,686)    (1,026)      (357)       --       (682)     (213)
     Annuity payments                                 --         --         --         --         --        --         --        --
     Transfers between subaccounts, net            1,246      2,659       (150)    10,345      4,453       152        547     3,120
     Mortality adjustment                             --         --         --         --         --        --         --        --
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                     426      2,500       (514)    11,782      4,654       152        295     3,191
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets             566      2,500       (554)    11,807      4,887       157        577     3,451
   Net assets at beginning of period               4,128      1,628     15,310      3,503        157        --      4,326       875
                                                ------------------------------------------------------------------------------------
   Net assets at end of period                  $  4,694   $  4,128   $ 14,756   $ 15,310   $  5,044   $   157   $  4,903   $ 4,326
                                                ====================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                          SBL                   SBL
                                                   SBL                 Large Cap               Money                   SBL
                                                 Equity                  Value                Market                 Global
                                               Subaccount             Subaccount            Subaccount             Subaccount
                                          ------------------------------------------------------------------------------------------
                                             2006       2005       2006        2005      2006       2005        2006        2005
                                          ------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $  (4,319) $  (4,766) $  (4,375)  $  (4,183) $    (389) $    (362)  $  (4,364)  $  (4,097)
     Capital gains distributions                 --         --         --          --         --         --          --          --
     Realized capital gain (loss) on
        sales of fund shares                 (8,620)   (15,113)    (1,562)    (11,949)       914        296      16,767       8,300
     Change in unrealized appreciation/
        depreciation on investments
        during the period                    51,542     30,576     74,224      46,307        496        502      40,798      35,236
                                          ------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                         38,603     10,697     68,287      30,175      1,021        436      53,201      39,439

   From contractholder transactions:
     Variable annuity deposits               15,570     19,475     11,137      11,417      4,483      3,763      15,679      16,061
     Administrative fees                       (377)      (493)      (278)       (317)       (67)       (57)       (289)       (307)
     Terminations and withdrawals           (51,471)   (49,214)   (48,777)    (42,900)   (16,835)    (9,400)    (50,759)    (41,812)
     Annuity payments                           (98)      (113)      (165)       (262)       (25)       (29)        (62)        (66)
     Transfers between subaccounts, net     (27,463)   (32,581)     3,394     (12,676)    15,078      1,508      (6,444)     (4,223)
     Mortality adjustment                        11         --         18          11          1          1           2           1
                                          ------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions       (63,828)   (62,926)   (34,671)    (44,727)     2,635     (4,214)    (41,873)    (30,346)
                                          ------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets    (25,225)   (52,229)    33,616     (14,552)     3,656     (3,778)     11,328       9,093
   Net assets at beginning of period        380,799    433,028    351,350     365,902     26,110     29,888     359,811     350,718
                                          ------------------------------------------------------------------------------------------
   Net assets at end of period            $ 355,574  $ 380,799  $ 384,966   $ 351,350  $  29,766  $  26,110   $ 371,139   $ 359,811
                                          ==========================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                                                      SBL
                                                  SBL                    SBL                    SBL                 Managed
                                              Diversified             Enhanced                Mid Cap                Asset
                                                Income                  Index                 Growth               Allocation
                                              Subaccount             Subaccount             Subaccount             Subaccount
                                          ------------------------------------------------------------------------------------------
                                             2006       2005      2006        2005       2006       2005        2006        2005
                                          ------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $    (860) $    (946) $    (444)  $    (263) $  (3,733) $  (3,757)  $    (655)  $    (644)
     Capital gains distributions                 --         --         --          --         --         --          --          --
     Realized capital gain (loss) on
       sales of fund shares                     471        235        974         133     15,493      5,639       1,440         918
     Change in unrealized
       appreciation/depreciation on
       investments during the period          1,911      1,205      5,917       1,007       (436)    16,500       4,799       1,389
                                          ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   1,522        494      6,447         877     11,324     18,382       5,584       1,663

   From contractholder transactions:
     Variable annuity deposits                4,103      4,844      3,610       2,328     15,391     18,000       3,789       3,899
     Administrative fees                        (79)       (94)       (62)        (35)      (300)      (362)        (52)        (58)
     Terminations and withdrawals           (11,145)   (10,576)    (6,849)     (2,527)   (40,367)   (37,941)     (8,287)     (6,028)
     Annuity payments                           (29)       (31)       (10)         --        (38)       (61)        (20)        (19)
     Transfers between subaccounts, net      (4,053)    (2,004)    23,841         351    (30,970)   (18,456)      1,297         274
     Mortality adjustment                         3          3         --          --         (1)         1          --           1
                                          ------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions       (11,200)    (7,858)    20,530         117    (56,285)   (38,819)     (3,273)     (1,931)
                                          ------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets     (9,678)    (7,364)    26,977         994    (44,961)   (20,437)      2,311        (268)
   Net assets at beginning of period         75,274     82,638     23,124      22,130    323,810    344,247      53,470      53,738
                                          ------------------------------------------------------------------------------------------
   Net assets at end of period            $  65,596  $  75,274  $  50,101   $  23,124  $ 278,849  $ 323,810   $  55,781   $  53,470
                                          ==========================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                       SBL                                        SBL                   SBL
                                                      Equity                SBL                Small Cap              Mid Cap
                                                      Income             High Yield              Value                 Value
                                                    Subaccount           Subaccount            Subaccount           Subaccount
                                                ------------------------------------------------------------------------------------
                                                  2006       2005       2006      2005      2006       2005       2006       2005
                                                ------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)               $ (1,897)  $ (1,856)  $  (261)  $  (263)  $   (927)  $   (825)  $ (2,741)  $ (2,309)
     Capital gains distributions                      --         --        --        --         --         --         --         --
     Realized capital gain (loss) on
        sales of fund shares                       4,395      2,616     1,078       840      5,893      3,243     13,555      5,413
     Change in unrealized
        appreciation/depreciation on
        investments during the period             23,069      3,149     1,214      (109)     3,669      6,179     17,137     24,452
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                   25,567      3,909     2,031       468      8,635      8,597     27,951     27,556

   From contractholder transactions:
     Variable annuity deposits                    10,617     11,305     1,385     1,651      5,210      5,281     15,090     14,363
     Administrative fees                            (142)      (157)      (19)      (24)       (67)       (69)      (203)      (197)
     Terminations and withdrawals                (22,503)   (17,396)   (3,014)   (3,145)    (9,246)    (7,794)   (29,747)   (20,389)
     Annuity payments                                (13)       (16)       (5)      (18)       (11)       (12)       (28)       (21)
     Transfers between subaccounts, net            1,826      3,331     2,440    (1,905)    (5,098)     5,390     (4,519)    12,804
     Mortality adjustment                             --         --        --        --         --         --         --         --
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                 (10,215)    (2,933)      787    (3,441)    (9,212)     2,796    (19,407)     6,560
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets          15,352        976     2,818    (2,973)      (577)    11,393      8,544     34,116
   Net assets at beginning of period             152,821    151,845    21,193    24,166     76,420     65,027    217,980    183,864
                                                ------------------------------------------------------------------------------------
   Net assets at end of period                  $168,173   $152,821   $24,011   $21,193   $ 75,843   $ 76,420   $226,524   $217,980
                                                ====================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                                                         Van
                                                        SBL                                         SBL                 Kampen
                                                     Small Cap                SBL                  Alpha                 LIT
                                                       Growth              Select 25            Opportunity            Comstock
                                                    Subaccount             Subaccount           Subaccount            Subaccount
                                                ------------------------------------------------------------------------------------
                                                  2006       2005       2006       2005       2006       2005       2006      2005*
                                                ------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)               $   (613)  $   (645)  $   (392)  $   (248)  $   (109)  $    (67)  $    (11)  $   (1)
     Capital gains distributions                      --         --         --         --         --         --         43       --
     Realized capital gain (loss) on
        sales of fund shares                       2,464      1,234        544       (274)       370          4         60       --
     Change in unrealized
        appreciation/depreciation on
        investments during the period               (181)     2,446      2,551      2,577        753        420        240       --
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                    1,670      3,035      2,703      2,055      1,014        357        332       (1)

   From contractholder transactions:
     Variable annuity deposits                     3,307      3,850      3,502      2,012      1,075        873        238        1
     Administrative fees                             (61)       (70)       (66)       (52)        (9)        (5)        (2)      --
     Terminations and withdrawals                 (8,095)    (7,066)    (4,566)    (2,916)    (1,360)      (927)      (480)      --
     Annuity payments                                 (8)       (11)        --         --         (2)        (2)        --      194
     Transfers between subaccounts, net           (6,798)    (3,645)    17,102       (117)     1,762      3,897      2,483       --
     Mortality adjustment                             --         --         --         --         --         --         --       --
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                 (11,655)    (6,942)    15,972     (1,073)     1,466      3,836      2,239      195
                                                ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets          (9,985)    (3,907)    18,675        982      2,480      4,193      2,571      194
   Net assets at beginning of period              54,810     58,717     22,788     21,806      8,214      4,021        194       --
                                                ------------------------------------------------------------------------------------
   Net assets at end of period                  $ 44,825   $ 54,810   $ 41,463   $ 22,788   $ 10,694   $  8,214   $  2,765   $  194
                                                ====================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                       Van                   Van
                                                     Kampen               Kampen UIF
                                                       LIT                Equity and
                                                    Government              Income
                                                    Subaccount            Subaccount
                                                -----------------------------------------
                                                  2006      2005*      2006       2005*
                                                -----------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)               $     9    $    (1)   $    (5)   $    (1)
     Capital gains distributions                     --         --         19         --
     Realized capital gain (loss) on
        sales of fund shares                         (9)        --         45         --
     Change in unrealized
        appreciation/depreciation on
        investments during the period                65          3        107          1
                                                -----------------------------------------
   Net increase (decrease) in net assets from
     operations                                      65          2        166         --

   From contractholder transactions:
     Variable annuity deposits                      309          8        261          4
     Administrative fees                             (2)        --         (2)        --
     Terminations and withdrawals                  (242)        (5)      (289)        --
     Annuity payments                                --         --         --         --
     Transfers between subaccounts, net           4,957        581      1,617        351
     Mortality adjustment                            --         --         --         --
                                                -----------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                  5,022        584      1,587        355
                                                -----------------------------------------
   Net increase (decrease) in net assets          5,087        586      1,753        355
   Net assets at beginning of period                586         --        355         --
                                                -----------------------------------------
   Net assets at end of period                  $ 5,673    $   586    $ 2,108    $   355
                                                =========================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                                    Variflex

                          Notes to Financial Statements

                                December 31, 2006

1. Organization and Significant Accounting Policies

Organization

Variflex (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts deposited may be invested in a designated series of mutual funds as follows:

           Subaccount                               Series of the Fund
-------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                 AIM V.I. Basic Value Fund (Series II)
AIM V.I. Capital Development         AIM V.I. Capital Development Fund (Series II)
AIM V.I. Global Health Care          AIM V.I. Global Health Care Fund (Series I)
AIM V.I. International Growth        AIM V.I. International Growth Fund (Series II)
AIM V.I. Mid Cap Core Equity         AIM V.I. Mid Cap Core Equity Fund (Series II)
AIM V.I. Global Real Estate*         AIM V.I. Real Estate Fund (Series I)
American Century VP Ultra            American Century VP Ultra Fund (Class II)
American Century VP Value            American Century VP Value Fund (Class II)
Dreyfus IP Technology Growth         Dreyfus IP Technology Growth Portfolio (Service
                                        Class)
Dreyfus VIF International Value      Dreyfus VIF International Value Fund (Service Class)
Legg Mason Variable Aggressive       Legg Mason Variable Aggressive Growth Fund (Class II)
   Growth**
Legg Mason Variable Small Cap        Legg Mason Variable Small Cap Growth (Class II)
   Growth**
MFS VIT Research International       MFS VIT Research International Series
                                        (Service Class)
MFS VIT Total Return                 MFS VIT Total Return Series (Service Class)
MFS VIT Utilities                    MFS VIT Utilities Series (Service Class)
Neuberger Berman AMT Socially        Neuberger Berman Socially Responsive Fund (Class S)
   Responsive
Oppenheimer Main Street Small        Oppenheimer Main Street Small Cap (Service Class)
   Cap/VA
PIMCO VIT All Asset                  PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO VIT CommodityRealReturn        PIMC VIT CommodityRealReturn Strategy
   Strategy                             (Administrative Class)

*     Prior to July 1, 2006 this was AIM V.I. Real Estate subaccount.

** Prior to May 1, 2006 these were Salomon Brothers Variable Aggressive Growth and Salomon Brothers Variable Small Cap Growth, respectively.

                                    Variflex

           Subaccount                                   Series of the Fund
-------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S.         PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
   Dollar-Hedged)                       (Administrative Class)
PIMCO VIT Low Duration               PIMCO VIT Low Duration Portfolio
                                        (Administrative Class)
PIMCO VIT Real Return                PIMCO Real Return Portfolio (Administrative Class)
Royce Micro-Cap                      Royce Micro-Cap Portfolio
Rydex VT Sector Rotation             Rydex Sector Rotation Fund

                                     SBL Series:
SBL Equity                              Series A (Equity Series)
SBL Large Cap Value                     Series B (Large Cap Value Series)
SBL Money Market                        Series C (Money Market Series)
SBL Global                              Series D (Global Series)
SBL Diversified Income                  Series E (Diversified Income Series)
SBL Enhanced Index                      Series H (Enhanced Index Series)
SBL Mid Cap Growth                      Series J (Mid Cap Growth Series)
SBL Managed Asset Allocation            Series N (Managed Asset Allocation Series)
SBL Equity Income                       Series O (Equity Income Series)
SBL High Yield                          Series P (High Yield Series)
SBL Small Cap Value                     Series Q (Small Cap Value Series)
SBL Mid Cap Value                       Series V (Mid Cap Value Series)
SBL Small Cap Growth                    Series X (Small Cap Growth Series)
SBL Select 25                           Series Y (Select 25 Series)
SBL Alpha Opportunity                   Series Z (Alpha Opportunity Series)

Van Kampen LIT Comstock              Van Kampen LIT Comstock Portfolio (Class II)
Van Kampen LIT Government            Van Kampen LIT Government Portfolio
                                        (Class II)
Van Kampen UIF Equity and Income     Van Kampen UIF Equity and Income Portfolio
                                        (Class II)

During 2006, the SBL Large Cap Growth Series, the SBL Social Awareness Series, and the SBL Main Street Growth & Income Series merged into the SBL Select 25 Series, the Neuberger Berman AMT Socially Responsive, and the SBL Enhanced Index Series, respectively.

                                    Variflex

Pursuant to the plan of reorganization approved by the SBL Large Cap Growth Series shareholders, the SBL Select 25 Series acquired all the net assets of the SBL Large Cap Growth Series, which totaled $19,369,676 on the closing date of the reorganization, June 16, 2006. A total of 2,980,049 shares were exchanged from the SBL Large Cap Growth Series. In exchange for the assets of the SBL Large Cap Growth Series, 1,935,033 shares of the SBL Select 25 Series were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the SBL Social Awareness Series shareholders, the Neuberger Berman AMT Socially Responsive acquired all the net assets of the SBL Social Awareness Series, which totaled $70,672,832 on the closing date of the reorganization, June 16, 2006. A total of 2,946,026 shares were exchanged from the SBL Social Awareness Series. In exchange for the assets of the SBL Social Awareness Series, 4,797,884 shares of the Neuberger Berman AMT Socially Responsive were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the SBL Main Street Growth & Income Series shareholders, the SBL Enhanced Index Series acquired all the net assets of the SBL Main Street Growth & Income Series, which totaled $26,453,258 on the closing date of the reorganization, June 16, 2006. A total of 2,808,295 shares were exchanged from the SBL Main Street Growth & Income Series. In exchange for the assets of the SBL Main Street Growth & Income Series, 2,741,270 shares of the SBL Enhanced Index Series were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

AIM Advisors, Inc. serves as investment advisor for the AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Health Care Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. INVESCO Institutional (N.A.), Inc. serves as investment advisor for AIM V.I. Global Real Estate Fund. American Century Investment Management, Inc. serves as investment advisor for American Century VP Ultra Fund and American Centruy VP Value Fund. The Dreyfus Corporation serves as investment advisor for Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Salomon Brothers Asset Management Inc. serves as investment advisor for Legg Mason Variable Aggressive Growth Fund and Legg Mason Variable Small Cap Growth Fund. Massachusetts Financial Services

                                    Variflex

Company serves as investment advisor for MFS VIT Reserch International Series, MFS VIT Total Return Series and MFS VIT Utilities Series. Neuberger Berman Management, Inc. serves as investment advisor for Neuberger Berman AMT Socially Responsive Portfolio. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Main Street Small Cap/VA. Pacific Investment Management Company LLC serves as investment advisor for PIMCO VIT all Asset Portfolio, PIMCO VIT CommodityRealReturn Strategy Portfolio, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portfolio, and PIMCO VIT Real Return Portfolio. Royce & Associates, LLC serves as investment advisor for Royce Micro-Cap Portfolio. Rydex Investments serves as investment advisor for Rydex VT Sector Rotation Fund. Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly-owned subsidiary of Security Benefit Corporation. SMC serves as investment advisor for Series A (SBL Equity), Series B (SBL Large Cap Value), Series C (SBL Money Market), Series E (SBL Diversified Income), Series J (SBL Mid Cap Growth), Series P (SBL High Yield), Series V (SBL Mid Cap Value) and Series Y (SBL Select 25). SMC has engaged OppenheimerFunds, Inc. to provide subadvisory services for Series D (SBL Global); Northern Trust Investments, N.A. to provide subadvisory services for Series H (SBL Enhanced Index); T. Rowe Price Associates, Inc. to provide subadvisory services for Series N (SBL Managed Asset Allocation) and Series O (SBL Equity Income); Wells Capital Management, Inc. to provide subadvisory services for Series Q (SBL Small Cap Value); RS Investment Management L.P. to provide subadvisory services for Series X (SBL Small Cap Growth); and Mainstream Investment Advisors, LLC for Series Z (SBL Alpha Opportunity). Van Kampen Asset Mangement serves as investment advisor for Van Kampen LIT Comstock Portfolio, Van Kampen LIT Government Portfolio, and Van Kampen UIF Equity and Income Portofolio.

The Account receives deposits from two types of variable annuity contracts issued by SBL: Variflex Variable Annuity (Variflex) and Variflex ES Variable Annuity (Variflex ES).

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

                                    Variflex

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2006, except for those individual subaccounts operating for a portion of the year as disclosed in the financial statements, were as follows:

                                               Cost of     Proceeds
              Subaccount                      Purchases   from Sales
--------------------------------------------------------------------
                                                  (In Thousands)
AIM V.I. Basic Value                          $   2,618   $    1,092
AIM V.I. Capital Development                     12,674          676
AIM V.I. Global Health Care                       2,208        2,531
AIM V.I. International Growth                     8,754        1,380
AIM V.I. Mid Cap Core Equity                      1,957        3,085
AIM V.I. Global Real Estate                      14,041        6,352
American Century VP Ultra                         2,058        4,584
American Century VP Value                         7,250        4,060
Dreyfus IP Technology Growth                        615          380
Dreyfus VIF International Value                  11,017        6,925
Legg Mason Variable Aggressive Growth             2,241          161
Legg Mason Variable Small Cap Growth                960          518
MFS VIT Research International                    4,253        1,213
MFS VIT Total Return                              4,862          724
MFS VIT Utilities                                 6,482          832
Neuberger Berman AMT Socially Responsive         73,999        7,801
Oppenheimer Main Street Small Cap/VA              4,971        3,407
PIMCO VIT All Asset                               2,202        2,862
PIMCO VIT CommodityRealReturn Strategy              972          382
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)       2,257        1,007
PIMCO VIT Low Duration                            3,891        3,323
PIMCO VIT Real Return                             7,041        6,633
Royce Micro-Cap                                   8,609        3,750
Rydex VT Sector Rotation                          3,442        2,979
SBL Equity                                        4,664       72,811
SBL Large Cap Value                               9,475       48,521
SBL Money Market                                 36,791       34,545
SBL Global                                        5,696       51,933
SBL Diversified Income                            9,366       21,426
SBL Enhanced Index                               31,383       11,297
SBL Mid Cap Growth                               12,846       72,864
SBL Managed Asset Allocation                      4,728        8,656

                                    Variflex

                                               Cost of     Proceeds
            Subaccount                        Purchases   from Sales
--------------------------------------------------------------------
                                                  (In Thousands)
SBL Equity Income                             $   7,777   $   19,889
SBL High Yield                                    8,973        8,447
SBL Small Cap Value                               5,916       16,055
SBL Mid Cap Value                                 9,877       32,025
SBL Small Cap Growth                              3,185       15,453
SBL Select 25                                    24,411        8,831
SBL Alpha Opportunity                             4,862        3,505
Van Kampen LIT Comstock                           3,271        1,000
Van Kampen LIT Government                         5,823          792
Van Kampen UIF Equity and Income                  2,897        1,296

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

                                    Variflex

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.2% of the net asset value of each Variflex contract and 1.0% of the net asset value of each Variflex ES contract.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. Summary of Unit Transactions

The changes in units outstanding for the periods ended December 31, 2006 and 2005, except for those individual subaccounts operating for a portion of the year as disclosed in the financial statements, were as follows:

                                                  2006                                2005
                                  -----------------------------------   -----------------------------------
                                                               Net                                  Net
                                    Units        Units      Increase      Units      Units        Increase
          Subaccount                Issued      Redeemed   (Decrease)    Issued     Redeemed     (Decrease)
---------------------------------------------------------------------   -----------------------------------
AIM V.I. Basic Value                 234,507    (116,122)     118,385    174,536     (227,535)      (52,999)
AIM V.I. Capital Development       1,110,754     (71,429)   1,039,325        806           --           806
AIM V.I. Global Health Care          233,781    (262,202)     (28,421)   181,806      (56,305)      125,501
AIM V.I. International Growth        768,307    (164,460)     603,847     16,858           --        16,858
AIM V.I. Mid Cap Core Equity         173,481    (294,286)    (120,805)   458,365     (494,723)      (36,358)
AIM V.I. Global Real Estate          909,133    (528,005)     381,128    654,271     (901,758)     (247,487)
American Century VP Ultra            260,569    (512,357)    (251,788)   512,885     (208,700)      304,185
American Century VP Value            611,559    (417,653)     193,906    756,523     (582,220)      174,303
Dreyfus IP Technology Growth          66,595     (43,064)      23,531     17,296         (533)       16,763
Dreyfus VIF International Value      928,908    (720,671)     208,237    706,254     (428,614)      277,640

                                    Variflex

                                                              2006                                 2005
                                             ------------------------------------  ------------------------------------
                                                                           Net                                  Net
                                                Units        Units      Increase      Units        Units      Increase
                Subaccount                     Issued      Redeemed    (Decrease)    Issued      Redeemed    (Decrease)
---------------------------------------------------------------------------------  ------------------------------------
Legg Mason Variable Aggressive Growth           230,104      (36,564)     193,540       2,633          (35)       2,598
Legg Mason Variable Small Cap Growth             89,841      (53,896)      35,945       2,479           --        2,479
MFS VIT Research International                  391,737     (137,115)     254,622      35,073      (21,154)      13,919
MFS VIT Total Return                            564,740     (182,558)     382,182     196,752       (3,417)     193,335
MFS VIT Utilities                               580,438     (103,754)     476,684       2,688           --        2,688
Neuberger Berman AMT Socially Responsive      5,180,410     (632,200)   4,548,210
Oppenheimer Main Street Small Cap/VA            432,724     (312,018)     120,706     276,282     (214,548)      61,734
PIMCO VIT All Asset                             213,409     (295,334)     (81,925)    667,734     (306,008)     361,726
PIMCO VIT Commodity-RealReturn Strategy          94,917      (39,649)      55,268       9,463       (1,174)       8,289
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)     209,662      (90,328)     119,334      42,708       (4,558)      38,150
PIMCO VIT Low Duration                          399,165     (355,126)      44,039     388,708     (138,372)     250,336
PIMCO VIT Real Return                           860,421     (905,830)     (45,409)  1,537,955     (431,402)   1,106,553
Royce Micro-Cap                                 780,784     (391,473)     389,311      16,211       (1,139)      15,072
Rydex VT Sector Rotation                        318,584     (307,355)      11,229     444,709     (155,120)     289,589
SBL Equity                                      449,286   (1,528,063)  (1,078,777)    531,283   (1,671,952)  (1,140,669)
SBL Large Cap Value                             588,788   (1,113,430)    (524,642)    431,304   (1,222,685)    (791,381)
SBL Money Market                              2,163,656   (2,038,974)     124,682   1,438,176   (1,630,207)    (192,031)
SBL Global                                    1,010,701   (2,153,268)  (1,142,567)  1,157,414   (2,124,108)    (966,694)
SBL Diversified Income                          611,968     (978,567)    (366,599)    501,111     (756,559)    (255,448)
SBL Enhanced Index                            3,859,108   (1,601,378)   2,257,730     676,948     (659,967)      16,981
SBL Mid Cap Growth                              778,846   (1,917,402)  (1,138,556)    805,635   (1,695,529)    (889,894)
SBL Managed Asset Allocation                    435,266     (590,623)    (155,357)    513,713     (610,704)     (96,991)
SBL Equity Income                               916,194   (1,281,916)    (365,722)  1,280,637   (1,387,998)    (107,361)
SBL High Yield                                  737,908     (697,791)      40,117     516,523     (730,622)    (214,099)
SBL Small Cap Value                             653,522   (1,021,849)    (368,327)  1,106,975     (986,699)     120,276
SBL Mid Cap Value                               800,733   (1,178,172)    (377,439)  1,224,482   (1,081,237)     143,245
SBL Small Cap Growth                            618,962   (1,293,001)    (674,039)    712,642   (1,150,441)    (437,799)
SBL Select 25                                 3,110,210   (1,365,450)   1,744,760     836,026     (974,794)    (138,768)
SBL Alpha Opportunity                           483,221     (364,308)     118,913     616,188     (265,266)    (350,922)
Van Kampen LIT Comstock                         322,056     (104,354)     217,702      18,997          (11)      18,986
Van Kampen LIT Government                       630,348     (137,530)     492,818      59,682       (1,763)      57,919
Van Kampen UIF Equity and Income                296,892     (144,441)     152,451      35,115          (39)      35,076

                                    Variflex

4. Unit Values

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2. A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2006, follows:

           Subaccount                      2006           2005           2004     2003     2002
-----------------------------------------------------------------------------------------------
AIM V.I. Basic Value(3)
Units                                   404,088        285,703        338,702       --       --
Unit value                          $     12.22    $     10.95    $     10.51    $  --    $  --
Net assets (000s)                   $     4,936    $     3,127    $     3,558    $  --    $  --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%    1.00%/1.20%      --%      --%
Investment income ratio**                  0.15%            --%            --%      --%      --%
Total return***                           11.59%          4.17%          5.10%      --%      --%

AIM V.I. Capital Development(2)
Units                                 1,040,131            806             --       --       --
Unit value                          $     11.91    $     10.37             --    $  --    $  --
Net assets (000s)                   $    12,391    $         8             --    $  --    $  --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%            --%      --%      --%
Investment income ratio**                    --%            --%            --%      --%      --%
Total return***                           14.87%          3.68%            --%      --%      --%

AIM V.I. Global Health Care(3)
Units                                   172,722        201,143         75,642       --       --
Unit value                          $     11.17    $     10.74    $     10.05    $  --    $  --
Net assets (000s)                   $     1,929    $     2,161    $       760    $  --    $  --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%    1.00%/1.20%      --%      --%
Investment income ratio**                    --%            --%            --%      --%      --%
Total return***                            3.98%          6.85%          0.50%      --%      --%

                                    Variflex

           Subaccount                      2006           2005           2004     2003     2002
-----------------------------------------------------------------------------------------------
AIM V.I. International Growth(2)
Units                                   620,705         16,858             --       --       --
Unit value                          $     13.54    $     10.72             --    $  --    $  --
Net assets (000s)                   $     8,407    $       181             --    $  --    $  --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%            --%      --%      --%
Investment income ratio**                  1.47%          0.56%            --%      --%      --%
Total return***                           26.35%          7.20%            --%      --%      --%

AIM V.I. Mid Cap Core Equity(3)
Units                                   181,810        302,615        338,973       --       --
Unit value                          $     12.50    $     11.40    $     10.75    $  --    $  --
Net assets (000s)                   $     2,271    $     3,448    $     3,646    $  --    $  --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%    1.00%/1.20%      --%      --%
Investment income ratio**                  0.53%          0.28%          0.04%      --%      --%
Total return***                            9.65%          5.98%          7.50%      --%      --%

AIM V.I. Global Real Estate(3)
Units                                 1,132,925        751,797        999,284       --       --
Unit value                          $     20.13    $     14.29    $     12.66    $  --    $  --
Net assets (000s)                   $    22,803    $    10,740    $    12,649    $  --    $  --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%    1.00%/1.20%      --%      --%
Investment income ratio**                  1.26%          0.92%          1.37%      --%      --%
Total return***                           40.89%         12.87%         26.60%      --%      --%

American Century VP Ultra(3)
Units                                   324,042        575,830        271,645       --       --
Unit value                          $     10.03    $     10.51    $     10.43    $  --    $  --
Net assets (000s)                   $     3,250    $     6,051    $     2,833    $  --    $  --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%    1.00%/1.20%      --%      --%
Investment income ratio**                    --%            --%            --%      --%      --%
Total return***                           (4.54)%         0.75%          4.30%      --%      --%

American Century VP Value(3)
Units                                   907,911        714,005        539,702       --       --
Unit value                          $     13.19    $     11.27    $     10.88    $  --    $  --
Net assets (000s)                   $    11,977    $     8,044    $     5,869    $  --    $  --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%    1.00%/1.20%      --%      --%
Investment income ratio**                  1.02%          0.68%          0.02%      --%      --%
Total return***                           17.05%          3.60%          8.80%      --%      --%

                                    Variflex

           Subaccount                     2006          2005          2004   2003    2002
-----------------------------------------------------------------------------------------
Dreyfus IP Technology
   Growth(2)
Units                                   40,294        16,763            --     --      --
Unit value                         $     10.51   $     10.22            --   $ --    $ --
Net assets (000s)                  $       423   $       171            --   $ --    $ --
Ratio of expenses to net assets*    1.00%/1.20%   1.00%/1.20%           --%    --%     --%
Investment income ratio**                   --%           --%           --%    --%     --%
Total return***                           2.79%         2.25%           --%    --%     --%

Dreyfus VIF International
   Value(3)
Units                                1,216,369     1,008,132       730,492     --      --
Unit value                         $     15.14   $     12.52   $     11.35   $ --    $ --
Net assets (000s)                  $    18,415   $    12,622   $     8,288   $ --    $ --
Ratio of expenses to net assets*    1.00%/1.20%   1.00%/1.20%   1.00%/1.20%    --%     --%
Investment income ratio**                 1.21%           --%         1.42%    --%     --%
Total return***                          20.92%        10.35%        13.50%    --%     --%

Legg Mason Partners Variable
   Aggressive Growth(2)
Units                                  196,138         2,598            --     --      --
Unit value                         $     11.10   $     10.14            --   $ --    $ --
Net assets (000s)                  $     2,177   $        26            --   $ --    $ --
Ratio of expenses to net assets*    1.00%/1.20%   1.00%/1.20%           --%    --%     --%
Investment income ratio**                   --%           --%           --%    --%     --%
Total return***                           9.42%         1.42%           --%    --%     --%

Legg Mason Partners Variable
   Small Cap Growth(2)
Units                                   38,424         2,479            --     --      --
Unit value                         $     11.35   $     10.25            --   $ --    $ --
Net assets (000s)                  $       436   $        25            --   $ --    $ --
Ratio of expenses to net assets*    1.00%/1.20%   1.00%/1.20%           --%    --%     --%
Investment income ratio**                   --%           --%           --%    --%     --%
Total return***                          10.71%         2.49%           --%    --%     --%

MFS VIT Research
   International(2)
Units                                  268,541        13,919            --     --      --
Unit value                         $     13.08   $     10.57            --   $ --    $ --
Net assets (000s)                  $     3,514   $       147            --   $ --    $ --
Ratio of expenses to net assets*    1.00%/1.20%   1.00%/1.20%           --%    --%     --%
Investment income ratio**                 1.31%         0.88%           --%    --%     --%
Total return***                          23.80%         5.69%           --%    --%     --%

                                    Variflex

            Subaccount                        2006          2005          2004   2003   2002
--------------------------------------------------------------------------------------------
MFS VIT Total Return(2)
Units                                      575,517       193,335            --     --     --
Unit value                         $         11.13   $     10.09            --   $ --   $ --
Net assets (000s)                  $         6,406   $     1,951            --   $ --   $ --
Ratio of expenses to net assets*        1.00%/1.20%   1.00%/1.20%           --%    --%    --%
Investment income ratio**                     1.81%           --%           --%    --%    --%
Total return***                              10.29%         0.92%           --%    --%    --%

MFS VIT Utilitiies(2)
Units                                      479,372         2,688            --     --     --
Unit value                         $         13.50   $     10.44            --   $ --   $ --
Net assets (000s)                  $         6,473   $        28            --   $ --   $ --
Ratio of expenses to net assets*        1.00%/1.20%   1.00%/1.20%           --%    --%    --%
Investment income ratio**                     0.30%           --%           --%    --%    --%
Total return***                              29.39%         4.36%           --%    --%    --%

Neuberger Berman AMT
   SociallyResponsive (1)
Units                                    4,548,211            --            --     --     --
Unit value                         $16.55 - $16.58            --            --   $ --   $ --
Net assets (000s)                  $        75,318            --            --   $ --   $ --
Ratio of expenses to net assets*        1.00%/1.20%           --%           --%    --%    --%
Investment income ratio**                       --%           --%           --%    --%    --%
Total return***                     65.55% - 65.78%           --%           --%    --%    --%

Oppenheimer Main Street
   Small Cap/VA(3)
Units                                      403,323       282,617       220,883     --     --
Unit value                         $         13.57   $     11.98   $     11.05   $ --   $ --
Net assets (000s)                  $         5,473   $     3,385   $     2,441   $ --   $ --
Ratio of expenses to net assets*        1.00%/1.20%   1.00%/1.20%   1.00%/1.20%    --%    --%
Investment income ratio**                     0.02%           --%           --%    --%    --%
Total return***                              13.29%         8.40%        10.50%    --%    --%

PIMCO VIT All Asset(3)
Units                                      508,904       590,829       229,103     --     --
Unit value                         $         11.67   $     11.28   $     10.75   $ --   $ --
Net assets (000s)                  $         5,938   $     6,667   $     2,463   $ --   $ --
Ratio of expenses to net assets*        1.00%/1.20%   1.00%/1.20%   1.00%/1.20%    --%    --%
Investment income ratio**                     5.15%         5.39%         5.42%    --%    --%
Total return***                               3.41%         4.96%         7.50%    --%    --%

                                    Variflex

           Subaccount                          2006               2005                2004                2003                2002
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT
   CommodityReal-Return
   Strategy(2)
Units                                        63,557              8,289                  --                  --                  --
Unit value                         $           9.92   $          10.36                  --   $              --   $              --
Net assets (000s)                  $            630   $             86                  --   $              --   $              --
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%                 --%                 --%                 --%
Investment income ratio**                      6.79%              1.84%                 --%                 --%                 --%
Total return***                               (4.26)%             3.60%                 --%                 --%                 --%

PIMCO VIT Foreign Bond
   (U.S. Dollar-Hedged)(2)
Units                                       157,484             38,150                  --                  --                  --
Unit value                         $          10.26   $          10.16                  --   $              --   $              --
Net assets (000s)                  $          1,615   $            387                  --   $              --   $              --
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%                 --%                 --%                 --%
Investment income ratio**                      3.05%              0.31%                 --%                 --%                 --%
Total return***                                0.98%              1.56%                 --%                 --%                 --%

PIMCO VIT Low Duration(3)
Units                                       456,604            412,565             162,229                  --                  --
Unit value                         $          10.27   $          10.00   $           10.02   $              --   $              --
Net assets (000s)                  $          4,694   $          4,128   $           1,628   $              --   $              --
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%         1.00%/1.20%                 --%                 --%
Investment income ratio**                      4.51%              3.37%               1.59%                 --%                 --%
Total return***                                2.74%             (0.22)%              0.20%                 --%                 --%

PIMCO VIT  Real Return(3)
Units                                     1,392,511          1,437,920             331,367                  --                  --
Unit value                         $          10.59   $          10.64   $           10.55   $              --   $              --
Net assets (000s)                  $         14,756   $         15,310   $           3,503   $              --   $              --
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%         1.00%/1.20%                 --%                 --%
Investment income ratio**                      4.63%              3.23%               1.00%                 --%                 --%
Total return***                               (0.48)%             0.85%               5.50%                 --%                 --%

Royce Micro-Cap(2)
Units                                       404,383             15,072                  --                  --                  --
Unit value                         $          12.47   $          10.43                  --   $              --   $              --
Net assets (000s)                  $          5,044   $            157                  --   $              --   $              --
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%                 --%                 --%                 --%
Investment income ratio**                      0.30%              0.83%                 --%                 --%                 --%
Total return***                               19.62%              4.27%                 --                  --                  --%

                                    Variflex

           Subaccount                          2006               2005                2004                2003                2002
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation(3)
Units                                       386,068            374,839              85,250                  --                  --
Unit value                         $          12.70   $          11.54   $           10.27   $              --   $              --
Net assets (000s)                  $          4,903   $          4,326   $             875   $              --   $              --
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%         1.00%/1.20%                 --%                 --%
Investment income ratio**                        --%                --%                 --%                 --%                 --%
Total return***                               10.05%             12.35%               2.70%                 --%                 --%

SBL Equity
Units                                     5,541,207          6,619,984           7,760,653           8,641,189           9,651,353
Unit value                         $ 22.98 - $64.17   $ 20.56 - $57.53   $  19.90 - $55.81   $  18.64 - $52.39   $    15.48-$43.58
Net assets (000s)                  $        355,574   $        380,799   $         433,028   $         452,600   $         420,515
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%         1.00%/1.20%         1.00%/1.20%         1.00%/1.20%
Investment income ratio**                        --%                --%               0.10%               0.58%               0.78%
Total return***                      11.54% - 11.77%      3.29% - 3.08%       6.76% - 6.53%     20.41% - 20.22%    (24.85)%-(25.01)%

SBL Large Cap Value
Units                                     5,239,265          5,763,907           6,555,288           7,304,686           8,021,821
Unit value                         $ 23.96 - $73.50   $ 19.84 - $60.98   $  18.13 - $55.84   $  16.53 - $51.00   $    12.96-$40.08
Net assets (000s)                  $        384,966   $        351,350   $         365,902   $         372,446   $         321,391
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%         1.00%/1.20%         1.00%/1.20%         1.00%/1.20%
Investment income ratio**                        --%                --%               0.06%               0.86%               1.83%
Total return***                       20.54% -20.78%      9.42% - 9.20%       9.68% - 9.49%     27.55% - 27.25%    (24.91)%-(25.06)%

SBL Money Market
Units                                     1,314,990          1,190,308           1,382,339           1,857,974           2,677,426
Unit value                         $ 13.64 - $22.64   $ 13.19 - $21.94   $  12.98 - $21.62   $  13.01 - $21.73   $    13.07-$21.87
Net assets (000s)                  $         29,766   $         26,110   $          29,888   $          40,359   $          58,549
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%         1.00%/1.20%         1.00%/1.20%         1.00%/1.20%
Investment income ratio**                        --%                --%               0.05%               0.66%               4.60%
Total return***                        3.18% - 3.39%      1.67% - 1.47%    (0.23)% - (0.51)%   (0.46)% - (0.64)%         0.15-0.00%

SBL Global
Units                                     9,215,981         10,358,548          11,325,242          12,526,021          13,314,411
Unit value                         $ 37.66 - $40.27   $ 32.42 - $34.74   $  28.84 - $30.97   $  24.52 - $26.39   $    17.27-$18.62
Net assets (000s)                  $        371,139   $        359,811   $         350,718   $         330,533   $         247,891
Ratio of expenses to net assets*         1.00%/1.20%        1.00%/1.20%         1.00%/1.20%         1.00%/1.20%         1.00%/1.20%
Investment income ratio**                        --%                --%                 --%               0.25%               0.12%
Total return***                      15.94% - 16.17%    12.39% - 12.17%     17.62% - 17.36%     41.98% - 41.73%    (23.48)%-(23.63)%

                                    Variflex

        Subaccount                                  2006              2005              2004               2003              2002
---------------------------------------------------------------------------------------------------------------------------------
SBL Diversified Income
Units                                          2,072,082         2,438,681         2,694,129          3,113,400          4,055,625
Unit value                              $ 16.94 - $31.67   $16.49 - $30.88   $16.35 - $30.68   $ 15.91 - $29.91   $   15.57-$29.34
Net assets (000s)                       $         65,596   $        75,274   $        82,638   $         93,110   $        118,960
Ratio of expenses to net assets*              1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                             --%               --%             0.86%              8.72%              4.40%
Total return***                             2.56% - 2.77%     0.83% - 0.63%     2.77% - 2.57%       2.18% -1.94%        8.20%-7.96%

SBL Enhanced Index
Units                                          4,772,552         2,514,822         2,497,841          2,352,645          2,339,883
Unit value                              $ 10.50 - $10.66   $  9.19 - $9.32   $  8.86 - $8.96   $   8.16 - $8.24   $     6.47-$6.51
Net assets (000s)                       $         50,101   $        23,124   $        22,130   $         19,195   $         15,122
Ratio of expenses to net assets*              1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                             --%               --%             0.09%              0.77%              1.31%
Total return***                           14.17% - 14.40%     4.00% - 3.79%     8.74% - 8.58%    26.57% - 26.12%   (23.77)%-(23.88)%

SBL Mid Cap Growth
Units                                          5,582,421         6,720,977         7,610,871          8,599,527          8,736,861
Unit value                              $ 39.34 - $49.96   $37.87 - $48.18   $35.48 - $45.23   $ 32.54 - $41.57   $   21.03-$26.92
Net assets (000s)                       $        278,849   $       323,810   $       344,247   $        357,494   $        235,157
Ratio of expenses to net assets*              1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                             --%               --%               --%                --%                --%
Total return***                             3.68% - 3.89%     6.74% - 6.53%     9.04% - 8.80%    54.73% - 54.42%   (30.18)%-(30.35)%

SBL Managed Asset Allocation
Units                                          2,524,638         2,679,995         2,776,986          2,851,694          2,661,895
Unit value                              $ 22.09 - $22.59   $19.95 - $20.36   $19.35 - $19.71   $ 17.69 - $17.98   $   14.45-$14.66
Net assets (000s)                       $         55,781   $        53,470   $        53,738   $         50,443   $         38,464
Ratio of expenses to net assets*              1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                             --%               --%             0.51%              1.68%              4.16%
Total return***                           10.74% - 10.97%     3.31% - 3.10%     9.62% - 9.38%    22.65% - 22.42%   (10.50)%-(10.69)%

SBL Equity Income
Units                                          5,451,270         5,816,992         5,924,353          5,549,348          5,671,599
Unit value                              $ 30.84 - $31.54   $26.28 - $26.81   $25.63 - $26.10   $ 22.67 - $23.04   $   18.32-$18.58
Net assets (000s)                       $        168,173   $       152,821   $       151,845   $        125,807   $        103,904
Ratio of expenses to net assets*              1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                             --%               --%             0.16%              1.31%              2.70%
Total return***                           17.40% - 17.63%     2.71% - 2.50%   13.28% - 13.06%    24.00% - 23.74%   (14.30)%-(14.47)%

                                    Variflex

        Subaccount                                  2006             2005               2004               2003              2002
---------------------------------------------------------------------------------------------------------------------------------
SBL High Yield
Units                                          1,298,729         1,258,612         1,472,711          1,862,440         1,243,249
Unit value                              $ 18.49 - $18.89   $16.83 - $17.16   $16.41 - $16.69   $ 14.88 - $15.11   $   12.38-$12.54
Net assets (000s)                       $         24,011   $        21,193   $        24,166   $         27,725   $         15,391
Ratio of expenses to net
   assets*                                    1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                             --%               --%             0.76%              7.01%             7.55 %
Total return***                            9.85% - 10.07%     2.77% - 2.57%   10.46% - 10.28%    20.49% - 20.19%    (0.56)%-(0.80)%

SBL Small Cap Value
Units                                          2,854,879         3,223,206         3,102,930          2,986,689          2,833,078
Unit value                              $  26.57 - 26.93   $23.71 - $23.98   $20.96 - $21.15   $ 17.62 - $17.75   $   11.82-$11.88
Net assets (000s)                       $         75,843   $        76,420   $        65,027   $         52,612   $         33,474
Ratio of expenses to net
   assets*                                    1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                             --%               --%               --%                --%                --%
Total return***                           12.05% - 12.28%   13.36% - 13.14%   19.15% - 18.96%    49.41% - 49.07%     (7.91)%-(8.09)%

SBL Mid Cap Value
Units                                          4,194,912         4,572,351         4,429,106          4,040,347          3,991,983
Unit value                              $ 54.00 - $55.07   $47.67 - $48.51   $41.52 - $42.16   $ 33.09 - $33.54   $   21.71-$21.96
Net assets (000s)                       $        226,524   $       217,980   $       183,864   $        133,700   $         86,666
Ratio of expenses to net                      1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
   assets*
Investment income ratio**                             --%               --%             0.02%              0.27%              0.90%
Total return***                           13.29% - 13.52%   15.05% - 14.82%   25.70% - 25.48%    52.73% - 52.42%   (14.95)%-(15.13)%

SBL Small Cap Growth
Units                                          2,499,389         3,173,428         3,611,227          4,284,018          3,451,613
Unit value                              $ 17.94 - $18.27   $17.27 - $17.56   $16.26 - $16.50   $ 14.04 - $14.22   $     9.08-$9.18
Net assets (000s)                       $         44,825   $        54,810   $        58,717   $         60,164   $         31,359
Ratio of expenses to net
   assets*                                    1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                             --%               --%               --%                --%                --%
Total return***                             3.87% - 4.08%     6.44% - 6.22%   16.03% - 15.81%    54.90% - 54.63%   (27.26)%-(27.48)%

SBL Select 25
Units                                          4,195,515         2,450,755         2,589,523          2,845,894          3,286,510
Unit value                              $  9.88 - $10.04   $  9.30 - $9.43   $  8.42 - $8.52   $   7.64 - $7.71   $     6.56-$6.61
Net assets (000s)                       $         41,463   $        22,788   $        21,806   $         21,729   $         21,562
Ratio of expenses to net
   assets*                                    1.00%/1.20%       1.00%/1.20%       1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                             --%               --%               --%                --%                --%
Total return***                             6.25% - 6.47%   10.64% - 10.41%   10.51% - 10.10%    16.64% - 16.46%   (27.36)%-(27.51)%

                                    Variflex

        Subaccount                            2006              2005            2004         2003         2002
----------------------------------------------------------------------------------------------------------------------------------
SBL Alpha Opportunity(3)
Units                                           843,460         724,547         373,625           --          --
Unit value                               $        12.68   $       11.34   $       10.76      $    --     $    --
Net assets (000s)                        $       10,694   $       8,214   $       4,021      $    --     $    --
Ratio of expenses to net assets*             1.00%/1.20%     1.00%/1.20%      1.00/1.20%%           %           %
Investment income ratio**                            --%             --%             --%          --%         --%
Total return***                                   11.77%           5.38%           7.60%          --%         --%

Van Kampen LIT Comstock(2)
Units                                           236,688          18,986              --           --          --
Unit value                               $        11.69   $       10.19              --      $    --     $    --
Net assets (000s)                        $        2,765   $         194              --      $    --     $    --
Ratio of expenses to net assets*             1.00%/1.20%     1.00%/1.20%             --%          --%         --%
Investment income ratio**                          0.62%             --%             --%          --%         --%
Total return***                                   14.66%           1.93%             --%          --%         --%

Van Kampen LIT Government(2)
Units                                           550,737          57,919              --           --          --
Unit value                               $        10.30   $       10.11              --      $    --     $    --
Net assets (000s)                        $        5,673   $         586              --      $    --     $    --
Ratio of expenses to net assets*             1.00%/1.20%     1.00%/1.20%             --%          --%         --%
Investment income ratio**                          0.97%             --%             --%          --%         --%
Total return***                                    1.87%           1.13%             --%          --%         --%

Van Kampen UIF Equity and Income(2)
Units                                           187,527          35,076              --           --          --
Unit value                               $        11.24   $       10.11              --      $    --     $    --
Net assets (000s)                        $        2,108   $         355              --      $    --     $    --
Ratio of expenses to net assets*             1.00%/1.20%     1.00%/1.20%             --%          --%         --%
Investment income ratio**                          0.82%             --%             --%          --%         --%
Total return***                                   11.23%           1.09%             --%          --%         --%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

                                    Variflex

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1)   The inception date of this subaccount was April 27, 2006.

(2)   The inception date of these subaccounts was November 15, 2005.

(3)   The inception date of these subaccounts was February 11, 2004.

CONSOLIDATED FINANCIAL STATEMENTS

Security Benefit Life Insurance Company and Subsidiaries
Years Ended December 31, 2006, 2005, and 2004
With Report of Independent Registered Public Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2006, 2005, and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets....................................................2
Consolidated Statements of Income..............................................4
Consolidated Statements of Changes in Stockholder's Equity.....................5
Consolidated Statements of Cash Flows..........................................6
Notes to Consolidated Financial Statements.....................................8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

March 2, 2007

                   Security Benefit Life Insurance Company
                              and Subsidiaries

                         Consolidated Balance Sheets


                                                                                             DECEMBER 31
                                                                                         2006              2005
                                                                              -------------------------------------
                                                                                           (In Thousands,
                                                                                        Except Share Amounts)
ASSETS
Investments:
  Securities available-for-sale:
   Bonds                                                                             $ 4,798,347       $ 4,844,508
   Equity securities                                                                      85,565            71,396
  Bonds held-to-maturity                                                                  33,488            36,316
  Mutual funds                                                                            90,749            97,935
  Policy loans                                                                           101,314            95,782
  Cash and cash equivalents                                                               66,887            88,264
  Short-term investments                                                                   8,480             9,770
  Other invested assets                                                                   97,536            78,764
                                                                              -------------------------------------
Total investments                                                                      5,282,366         5,322,735

Accrued investment income                                                                 45,367            45,036
Collateral held for securities lending                                                   179,868           499,683
Accounts receivable                                                                       17,052             9,514
Income taxes receivable                                                                    3,705             4,105
Reinsurance recoverable                                                                  508,506           502,575
Property and equipment, net                                                               60,106            62,034
Deferred policy acquisition costs                                                        463,607           425,411
Deferred sales inducement costs                                                          103,094            79,490
Other assets                                                                             103,841            99,440
Separate account assets                                                                6,502,869         5,508,396
                                                                              -------------------------------------
Total assets                                                                         $13,270,381       $12,558,419
                                                                              =====================================



                                       2

                                                                                              DECEMBER 31
                                                                                         2006              2005
                                                                              -------------------------------------
                                                                                           (In Thousands,
                                                                                        Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values                                         $ 5,514,176       $ 5,485,378
  Policy and contract claims                                                               4,223             5,560
  Other policyholder funds                                                                18,439            18,888
  Accounts payable and accrued expenses                                                   64,925            62,263
  Deferred income tax liability                                                           91,689            67,974
  Long-term debt                                                                         150,000           150,000
  Mortgage debt                                                                           44,004            45,566
  Securities lending obligation                                                          179,868           499,683
  Other liabilities                                                                       18,647            21,524
  Separate account liabilities                                                         6,502,869         5,508,396
                                                                              -------------------------------------
Total liabilities                                                                     12,588,840        11,865,232

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding                                                 7,000             7,000
Additional paid-in capital                                                                43,631            43,631
Accumulated other comprehensive loss                                                     (21,931)           (2,963)
Retained earnings                                                                        652,841           645,519
                                                                              -------------------------------------
Total stockholder's equity                                                               681,541           693,187


                                                                              -------------------------------------
Total liabilities and stockholder's equity                                           $13,270,381       $12,558,419
                                                                              =====================================

See accompanying notes.


            Security Benefit Life Insurance Company
                       and Subsidiaries

               Consolidated Statements of Income


                                                                                  YEAR ENDED DECEMBER 31
                                                                          2006             2005             2004
                                                                ---------------------------------------------------
                                                                                     (In Thousands)
Revenues:
  Insurance premiums and other considerations                          $   7,689         $  8,997         $  7,120
  Asset-based fees                                                       152,940          131,622          124,303
  Other product charges                                                   31,007           29,152           27,922
  Net investment income                                                  268,922          252,978          225,958
  Net realized/unrealized capital gains                                    2,542            2,342            2,536
Other revenues                                                            13,173           16,381           11,992
                                                                ---------------------------------------------------
Total revenues                                                           476,273          441,472          399,831

Benefits and expenses:
  Annuity benefits:
   Interest credited to account balances                                 199,383          175,876          154,620
   Benefits in excess of account balances                                 34,130           27,630           15,673
  Traditional life insurance benefits                                       (704)           1,554           (1,937)
  Other benefits                                                          (4,089)          (4,353)           8,363
                                                                ---------------------------------------------------
  Total benefits                                                         228,720          200,707          176,719

  Commissions and other operating expenses                               109,167          103,931          100,646
  Amortization of deferred policy acquisition
   costs                                                                  55,853           57,416           41,467
  Interest expense                                                        14,862           14,968           15,505
  Other expenses                                                           9,887            9,726            8,843
                                                                ---------------------------------------------------
Total benefits and expenses                                              418,489          386,748          343,180
                                                                ---------------------------------------------------

Income before income tax expense                                          57,784           54,724           56,651
Income tax expense                                                        10,462            9,436            6,072
                                                                ---------------------------------------------------
Net income                                                              $ 47,322         $ 45,288         $ 50,579
                                                                ===================================================


See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity


                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER
                                                    COMMON      PAID-IN     COMPREHENSIVE    RETAINED
                                                    STOCK       CAPITAL     INCOME (LOSS)    EARNINGS      TOTAL
                                               --------------------------------------------------------------------
                                                                            (In Thousands)

Balance at January 1, 2004                          $ 7,000          $ -         $ 9,479    $ 641,283    $ 657,762
  Comprehensive income:
   Net income                                             -            -               -       50,579       50,579
   Other comprehensive income, net                        -            -          15,405            -       15,405
                                                                                                     -------------
  Comprehensive income                                                                                      65,984
  Transfer of net assets of subsidiary
   to parent company in exchange
   for intercompany promissory note                       -       43,631               -      (43,631)           -
  Dividends paid                                          -            -               -      (10,000)     (10,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2004                          7,000       43,631          24,884      638,231      713,746
  Comprehensive income:
   Net income                                             -            -               -       45,288       45,288
   Other comprehensive loss, net                          -            -         (27,847)           -      (27,847)
                                                                                                     -------------
  Comprehensive income                                                                                      17,441
  Dividends paid                                          -            -               -      (38,000)     (38,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2005                          7,000       43,631          (2,963)     645,519      693,187
  Comprehensive income:
   Net income                                             -            -               -       47,322       47,322
   Other comprehensive loss, net                          -            -         (18,968)           -      (18,968)
                                                                                                     -------------
  Comprehensive income                                                                                      28,354
  Dividends paid                                          -            -               -      (40,000)     (40,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2006                        $ 7,000     $ 43,631       $ (21,931)    $652,841     $681,541
                                               ====================================================================


See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows


                                                                                  YEAR ENDED DECEMBER 31
                                                                              2006           2005           2004
                                                                     ----------------------------------------------
                                                                                       (In Thousands)
OPERATING ACTIVITIES
Net income                                                                  $ 47,322      $ 45,288        $ 50,579
Adjustments to reconcile net income to net cash and
  cash equivalents provided by operating activities:
   Net realized/unrealized capital gains                                      (2,542)       (2,342)         (2,536)
   Depreciation                                                                4,634         4,483           4,169
   Amortization of investment premiums and discounts                          10,137         7,388          10,905
   Annuity and interest-sensitive life products -
    interest credited to account balances                                    199,383       175,876         154,620
   Policy acquisition costs deferred                                         (85,308)      (77,268)        (74,896)
   Amortization of deferred policy acquisition costs                          55,853        57,416          41,467
   Sales inducement costs deferred                                           (36,838)      (30,676)        (16,904)
   Amortization of sales inducement costs                                     13,234        11,501           8,222
   Net sales of mutual funds, trading                                          9,018           532          17,775
   Other changes in operating assets and liabilities                           6,494        19,459         (19,647)
                                                                     ----------------------------------------------
Net cash and cash equivalents provided by operating
  activities                                                                 221,387       211,657         173,754

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
  Bonds available-for-sale                                                   524,353       761,924         719,493
  Equity securities available-for-sale                                         2,815         9,533          57,000
  Bonds held-to-maturity                                                       3,332         8,557          14,301
  Mutual funds, other than trading                                            35,270        42,523             211
  Mortgage loans                                                                   -           646           9,623
  Other invested assets                                                        2,890        13,251           2,905
                                                                     ----------------------------------------------
                                                                             568,660       836,434         803,533
Acquisitions of investments:
  Bonds available-for-sale                                                  (515,608)     (878,879)     (1,100,062)
  Equity securities available-for-sale                                       (14,654)      (16,591)        (62,863)
  Mutual funds, other than trading                                              (793)      (36,401)        (53,328)
  Other invested assets                                                      (24,537)      (51,023)         (6,683)
                                                                     ----------------------------------------------
                                                                            (555,592)     (982,894)     (1,222,936)

Net (purchases) sales of property and equipment                               (1,615)       (1,638)         13,924
Net purchases of short-term investments                                      (33,582)            -          (6,761)
Net (decrease) increase in policy loans                                       (5,532)       (3,173)          1,645
                                                                     ----------------------------------------------
Net cash and cash equivalents used in investing activities                   (27,661)     (151,271)       (410,595)


                                       6

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                Consolidated Statements of Cash Flows (continued)


                                                                                  YEAR ENDED DECEMBER 31
                                                                             2006           2005           2004
                                                                     ----------------------------------------------
                                                                                        (In Thousands)
FINANCING ACTIVITIES
Payments on mortgage debt                                                   $ (1,562)     $ (1,460)       $ (1,364)
Dividends paid                                                               (40,000)      (38,000)        (10,000)
Deposits to annuity account balances                                         554,400       634,893         629,417
Withdrawals from annuity account balances                                   (727,941)     (624,113)       (441,702)
                                                                     ----------------------------------------------
Net cash and cash equivalents (used in) provided by
  financing activities                                                      (215,103)      (28,680)        176,351
                                                                     ----------------------------------------------

(Decrease) increase in cash and cash equivalents                             (21,377)       31,706         (60,490)
Cash and cash equivalents at beginning of year                                88,264        56,558         117,048
                                                                     ----------------------------------------------
Cash and cash equivalents at end of year                                    $ 66,887      $ 88,264        $ 56,558
                                                                     ==============================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (received) during the year for:
  Interest                                                                  $ 14,846      $ 15,210        $ 16,180
                                                                     ==============================================

  Income taxes                                                              $ (3,696)     $  9,322        $ (1,721)
                                                                     ==============================================

NONCASH INVESTING AND FINANCING ACTIVITIES
Transfer of net assets of subsidiary to parent company
in exchange for intercompany promissory note                                $      -      $      -        $ 43,631
                                                                     ==============================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2006


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels.

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

BASIS OF PRESENTATION

The consolidated financial statements include the operations and accounts of the Company and its subsidiary, Security Management Company, LLC (SMC), and prior to April 14, 2004, Security Benefit Group, Inc. (SBG). (See Note 13.) The consolidated financial statements of SBG include its subsidiaries, First Security Benefit Life Insurance and Annuity Company of New York; Security Distributors, Inc.; Security Benefit Academy, Inc.; and Security Financial Resources, Inc. Significant intercompany accounts and transactions have been eliminated in consolidation. The Company's ownership of SMC was 90% at December 31, 2006 and 2005. Minority interest amounts held by SBC of $1,593,000 and $241,000 in the net income and members' equity of SMC, respectively, are included in consolidated other expenses and other liabilities for the year ended December 31, 2006. As of December 31, 2005, minority interest amounts held by SBC are $2,621,000 and $430,000 in the net income and members' equity of SMC, respectively, and are included in consolidated other expenses and other liabilities.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect amounts reported and disclosed. Actual results could differ from those estimates. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addressed an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance.

SOP 03-01 requires the recognition of a liability in addition to the contract account value in cases where the insurance benefit feature results in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacts the amortization of deferred policy acquisition costs.

The guidance also required that if the separate account arrangement does not meet the newly specified criteria of a separate account, assets and liabilities under the arrangement should be accounted for, valued, and reported as general account assets and liabilities of the Company. Revenue and expenses related to such arrangements are recognized within the respective revenue and expense lines in the consolidated statements of income.

SOP 03-01 was adopted effective January 1, 2004.

In March 2004, the Emerging Issues Task Force (EITF) reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1). EITF 03-1 was intended to provide accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted under the cost method should be considered other than temporary and recognized in income. In September 2004, the Financial Accounting Standards Board (FASB) issued Financial Staff Position (FSP) EITF 03-1-1, delaying the effective date for the accounting and measurement provisions of EITF 03-1 until further clarification could be provided.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of EITF 03-1. FSP FAS 115-1 and FAS 124-1 addresses
(1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 is for the reporting periods that begin after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's consolidated financial statements.

On September 19, 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from the replaced contract should not be deferred in connection with the replacement contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is analyzing the impact of adopting SOP 05-1.

In February 2006, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. SFAS No. 155 is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006, which for the Company is January, 1 2007. The adoption of SFAS No. 155 is not expected to have a material impact on the Company's consolidated financial statements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In July 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN No. 48). FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN No. 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN No. 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN No. 48 establishes a two-step process for evaluation of tax positions. The first step is recognition, under which the enterprise determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The enterprise is required to presume the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The second step is measurement, under which a tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. Therefore, FIN No. 48 is effective for the Company's fiscal year beginning January 1, 2007. The cumulative effect of adopting FIN No. 48 is required to be reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity) for that fiscal year, presented separately. The Company is analyzing the impact of adopting FIN No. 48.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value which will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the interest method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Mutual funds include affiliated mutual funds and seed money investments. During 2005 and 2004, a portion of the mutual funds investments was purchased to generate returns for certain liabilities. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains in the consolidated statements of income.

Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for by using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of the unconsolidated entities amounted to $84.7 million and $65 million

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

at December 31, 2006 and 2005, respectively. During 2006, 2005, and 2004, the Company included $6.3 million, $2.7 million, and $(324,000), respectively, in net investment income representing the Company's share of current year net income (loss) of the unconsolidated entities. Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In July 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 6.5% for the years 2007 through 2011 and 8.5% thereafter), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in deferred policy acquisition costs and were reclassified as part of the adoption of SOP 03-01. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:


                                                                                  2006               2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Land                                                                     $        450      $        450
     Land improvements                                                                 539                 -
     Data processing equipment                                                         399               108
     Computer software                                                              18,148            17,884
     Other                                                                           1,761             1,712
     Building                                                                       52,139            51,560
     Furniture                                                                       6,687             6,001
                                                                           ------------------------------------
                                                                                    80,123            77,715
     Less accumulated depreciation                                                  20,017            15,681
                                                                           ------------------------------------
                                                                              $     60,106      $     62,034
                                                                           ====================================


The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. During 2005, the lease was modified to increase the amount of office space leased to the FHLB. The remaining terms of the operating lease remain unchanged. Expected future minimum rents to be received from the FHLB at December 31, 2006, related to the noncancelable portion of the lease are $955,000 annually for years 2007 through 2011 and $5,175,000 thereafter.

BUSINESS OWNED LIFE INSURANCE

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $74,089,000 and $70,699,000 at December 31, 2006 and 2005, respectively, with the change in value of $3,390,000, $3,310,000, and $3,461,000 for 2006, 2005, and 2004, respectively, recorded in other income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.75% to 10% during 2006, from 1.5% to 15% during 2005, and from 2% to 9% during 2004.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company will record a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize these benefits. The valuation allowance as of December 31, 2006, is $5,660,000 (see Note 8). There was no valuation allowance as of December 31, 2005.

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and cash equivalents and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

     Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Business owned life insurance and mortgage loans: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

     Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, on pricing models or formulas using current assumptions.

     Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

     Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2006 and 2005, is as follows:


                                                                      DECEMBER 31, 2006
                                                    -------------------------------------------------------
                                                                       GROSS         GROSS
                                                        AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                          COST         GAINS         LOSSES        VALUE
                                                    -------------------------------------------------------
                                                                        (In Thousands)
 AVAILABLE-FOR-SALE
 Bonds:
    U.S. Treasury securities and obligations of
      U.S. government corporations and agencies       $   192,478  $       63     $   2,525   $    190,016
    Corporate securities                                2,608,449      23,319        34,963      2,596,805
    Mortgage-backed securities                          1,871,724       3,341        30,279      1,844,786
    Asset-backed securities                               167,728         499         1,487        166,740
                                                    -------------------------------------------------------
 Total bonds                                          $ 4,840,379  $   27,222     $  69,254   $  4,798,347
                                                    =======================================================

 Equity securities                                    $    85,205  $      380     $      20   $     85,565
                                                    =======================================================

 HELD-TO-MATURITY
 Bonds:
    Obligations of states and political subdivisions  $     1,634  $        -     $      72   $      1,562
    Corporate securities                                   31,704       1,986             -         33,690
    Mortgage-backed securities                                150           -             -            150
                                                    -------------------------------------------------------
 Total bonds                                          $    33,488  $    1,986     $      72   $     35,402
                                                    =======================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                                                                          DECEMBER 31, 2005
                                                        -------------------------------------------------------
                                                                          GROSS         GROSS
                                                           AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                             COST         GAINS         LOSSES        VALUE
                                                        -------------------------------------------------------
                                                                            (In Thousands)
     Available-for-sale
     Bonds:
        U.S. Treasury securities and obligations of
          U.S. government corporations and agencies       $   317,865  $      145     $   4,212    $   313,798
        Corporate securities                                2,472,008      37,766        25,016      2,484,758
        Mortgage-backed securities                          1,917,011       7,457        25,896      1,898,572
        Asset-backed securities                               148,125         577         1,322        147,380
                                                        -------------------------------------------------------
     Total bonds                                          $ 4,855,009  $   45,945     $  56,446    $ 4,844,508
                                                        =======================================================

     Equity securities                                    $    71,256  $      141     $       1    $    71,396
                                                        =======================================================

     Held-to-maturity
     Bonds:
        Obligations of states and political subdivisions  $     1,967  $        -     $     102    $     1,865
        Corporate securities                                   33,582       2,554           152         35,984
        Mortgage-backed securities                                767           -             -            767
                                                        -------------------------------------------------------
     Total bonds                                          $    36,316  $    2,554     $     254    $    38,616
                                                        =======================================================


The amortized cost and fair value of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.


                                                       AVAILABLE-FOR-SALE              HELD-TO-MATURITY
                                                 --------------------------------------------------------------
                                                     AMORTIZED          FAIR          AMORTIZED        FAIR
                                                       COST            VALUE            COST           VALUE
                                                 --------------------------------------------------------------
                                                                        (In Thousands)

     Due in one year or less                       $      89,885  $      85,822    $         -    $         -
     Due after one year through five years             1,054,386      1,050,198          8,514          8,651
     Due after five years through ten years              663,182        655,999         18,346         19,305
     Due after ten years                                 993,474        994,802          6,478          7,296
     Mortgage-backed securities                        1,871,724      1,844,786            150            150
     Asset-backed securities                             167,728        166,740              -              -
                                                 --------------------------------------------------------------
                                                   $   4,840,379  $   4,798,347    $    33,488    $    35,402
                                                 ==============================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2006 and 2005, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows (in thousands):


                                                                    DECEMBER 31, 2006
                                           ---------------------------------------------------------------------
                                             LESS THAN 12 MONTHS  GREATER THAN OR EQUAL
                                                                       TO 12 MONTHS
                                           ----------------------------------------------
                                                           GROSS                GROSS      TOTAL    TOTAL GROSS
                                               CARRYING  UNREALIZED  CARRYING UNREALIZED  CARRYING   UNREALIZED
                                               AMOUNT      LOSSES     AMOUNT    LOSSES     AMOUNT      LOSSES
                                           ---------------------------------------------------------------------
     Fixed maturities, available-for-sale:
        U.S. Treasury securities and
          obligations of U.S. government
          corporations
          and agencies                       $  14,094   $    195  $  171,944  $  2,330  $  186,038  $  2,525
        Corporate securities                   425,642      4,674     885,435    30,289   1,311,077    34,963
        Mortgage-backed securities             322,654      2,661   1,243,145    27,618   1,565,799    30,279
        Asset-backed securities                 64,695        682      22,295       805      86,990     1,487
                                           ---------------------------------------------------------------------
     Total fixed maturities,                 $ 827,085   $  8,212  $2,322,819  $ 61,042  $3,149,904  $ 69,254
        available-for-sale
                                           =====================================================================

     Total equity securities,
        available-for-sale                   $       -   $      -  $       20  $     20  $       20  $     20
                                           =====================================================================

     Fixed maturities, held-to-maturity      $       -   $      -  $    1,634  $     72  $    1,634  $     72
                                           =====================================================================

                                                                    DECEMBER 31, 2005
                                           ---------------------------------------------------------------------
                                             LESS THAN 12 MONTHS  GREATER THAN OR EQUAL
                                                                       TO 12 MONTHS
                                           ----------------------------------------------
                                                            GROSS                GROSS       TOTAL   TOTAL GROSS
                                              CARRYING   UNREALIZED CARRYING   UNREALIZED  CARRYING  UNREALIZED
                                                AMOUNT     LOSSES     AMOUNT     LOSSES      AMOUNT     LOSSES
                                           ---------------------------------------------------------------------
     Fixed maturities, available-for-sale:
        U.S. Treasury securities and
          obligations of U.S. government
          corporations
          and agencies                      $  144,909   $  2,044  $ 157,802  $  2,168   $  302,711  $  4,212
        Corporate securities                   663,856     12,325    367,095    12,691    1,030,951    25,016
        Mortgage-backed securities             935,675     11,690    424,355    14,206    1,360,030    25,896
        Asset-backed securities                 68,031        640     19,076       682       87,107     1,322
                                           ---------------------------------------------------------------------
     Total fixed maturities,                $1,812,471   $ 26,699  $ 968,328  $ 29,747   $2,780,799  $ 56,446
        available-for-sale
                                           =====================================================================

     Total equity securities,
        available-for-sale                  $        -   $      -  $       1  $      1   $        1  $      1
                                           =====================================================================

     Fixed maturities, held-to-maturity     $        -   $      -  $   6,910  $    254   $    6,910  $    254
                                           =====================================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

As of December 31, 2006, the Company held $3,149.9 million in available-for-sale fixed maturity securities with unrealized losses of $69.3 million. The Company's portfolio consists of fixed maturity securities where 84% are investment grade (rated AAA through BBB-) with an average price of $98 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 161 securities with a carrying value of $827.1 million and unrealized losses of $8.2 million reflecting an average price of $99. Of this portfolio, 70% were investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $7.1 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 320 securities with a carrying value of $2,322.8 million and unrealized loss of $61 million. Of this portfolio, 91% were investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $60.5 million.

The Company closely monitors its below investment grade holdings and those investment grade names where there are concerns. While the portfolio is in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost;
(2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

At December 31, 2006, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below.


                                                                           DECEMBER 31, 2006
                                                          -----------------------------------------------------
                                                                AMORTIZED        UNREALIZED        ESTIMATED
                                                                  COST              LOSS          FAIR VALUE
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Less than 12 months:
        Asset-backed securities                              $        730     $        289      $        441

     Greater than 12 months:
        Corporate securities                                        2,720              120             2,600
        Asset-backed securities                                     1,565              110             1,455
                                                          -----------------------------------------------------
                                                                    4,285              230             4,055
                                                          -----------------------------------------------------
     Total                                                   $      5,015     $        519      $      4,496
                                                          =====================================================


The debt securities included on the watch list cross several industries with no concentration in any one industry. The securities include corporate securities and asset-backed securities. The watch list includes 3 securities, of which 2 have been on the list for over 12 months. The combined fair value of the watch list securities was 90% of book value. Improving stable economic conditions, adequate liquidity and cash flows, sufficient collateral, and stable to improving operating performance, as well as all of the securities being current as to principal and interest, were factors considered in concluding that an other-than-temporary impairment charge was not necessary. In addition, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Major categories of net investment income for the years ended December 31, 2006, 2005, and 2004, are summarized as follows:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Interest on bonds                                       $    259,507     $    244,493      $    221,915
     Dividends on equity securities                                 4,648            3,177             2,332
     Dividends on mutual funds                                      3,387            2,106             1,678
     Interest on mortgage loans                                         -               25               166
     Interest on policy loans                                       6,053            5,798             6,002
     Interest on short-term investments                             4,133            2,797             1,636
     Other                                                         (1,045)             247            (4,125)
                                                          -----------------------------------------------------
     Total investment income                                      276,683          258,643           229,604

     Less investment expenses                                       7,761            5,665             3,646
                                                          -----------------------------------------------------
     Net investment income                                   $    268,922     $    252,978      $    225,958
                                                          =====================================================


Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2006, 2005, and 2004, are as follows:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Proceeds from sales                                     $    285,955     $    386,462      $    222,056
     Gross realized gains                                           3,604            7,491            10,153
     Gross realized losses                                          2,030            4,165             2,786


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2006, 2005, and 2004, consist of the following:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Realized gains (losses):
        Bonds                                                 $     1,574      $     2,532       $     6,586
        Equity securities                                               -              794               281
        Mutual funds - trading                                          -              616               176
        Mutual funds - other than trading                               -               26                 -
        Other                                                           3                -                 -
                                                          -----------------------------------------------------
     Total realized gains                                           1,577            3,968             7,043

     Impairments:
        Bonds                                                           -           (1,524)           (5,469)
                                                          -----------------------------------------------------
     Total impairments                                                  -           (1,524)           (5,469)

     Holding gains (losses):
        Mutual funds - trading                                          -             (604)              836
        Mutual funds - other than trading                           1,883            1,513             2,989
                                                          -----------------------------------------------------
     Total holding gains                                            1,883              909             3,825
                                                          -----------------------------------------------------
                                                                    3,460            3,353             5,399
     Related impact on deferred policy acquisition costs             (918)          (1,011)           (2,863)
                                                          -----------------------------------------------------
     Net realized/unrealized capital gains                    $     2,542      $     2,342       $     2,536
                                                          =====================================================


There were no outstanding agreements to sell securities at December 31, 2006 or 2005.

At December 31, 2006, the Company had approximately $1.4 billion in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 11), and the home office building (see
Note 12).

At December 31, 2006, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the Kansas Insurance Department to comply with statutory regulations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has entered into several interest rate swap agreements to manage interest rate risk. The interest rate swap agreements effectively modify the Company's exposure to interest risk by converting certain of the Company's fixed rate liabilities to a floating rate based on LIBOR over the next two years. The notional amounts of the swaps are $42.5 million and $45 million at December 31, 2006 and 2005, respectively, and are scheduled to decline as the liabilities mature. These agreements involve the receipt of fixed rate amounts in exchange for floating rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The Company also has interest rate swap agreements which effectively modify fixed rate bonds into floating rate investments based on LIBOR over the next ten years. The notional amounts of these swaps are $112 million and $127 million at December 31, 2006 and 2005, respectively.

During the years ended December 31, 2006, 2005, and 2004, the Company recognized a net gain of $296,000, $709,000, and $810,000, respectively, related to the ineffective portion of its fair value hedges that has been included in net investment income in the consolidated statements of income.

Cash Flow Hedging Strategy

The Company has entered into interest rate swap agreements that effectively convert a portion of its floating rate liabilities to a fixed rate basis, thus reducing the impact of interest rate changes on future income. The swap agreements expired during 2005.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

During the years ended December 31, 2005 and 2004, the Company recognized a gain of $251,000 and $272,000, respectively, related to the ineffective portion of its hedging instruments that has been included in net investment income in the consolidated statements of income.

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of the equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and the realized gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2006, 2005, and 2004, the Company realized a loss of $14.6 million, $7.9 million, and $6.4 million, respectively, on these futures contracts that has been included in net investment income in the consolidated statements of income. The Company held 375 and 357 futures contracts at December 31, 2006 and 2005, respectively.

3. DEFERRED POLICY ACQUISITION COSTS

An analysis of the deferred policy acquisition costs asset balance (other than the value of business acquired and sales inducements) is presented below for the years ended December 31:

                                                                                     2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     330,794     $     250,227
        Cost deferred during the year                                                85,308            77,268
        Amortized to expense during the year                                        (43,980)          (44,062)
        Effect of realized gains on amortization of deferred
          policy acquisition costs                                                     (918)           (1,011)
        Effect of unrealized gains                                                   10,836            49,274
        Other                                                                        (1,177)             (902)
                                                                           ------------------------------------
     Balance at end of year                                                   $     380,863     $     330,794
                                                                           ====================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

The Present Value of Future Profits (PVFP) relates to reinsurance assumed in 2000 and 2003. Included in deferred policy acquisition costs in the consolidated balance sheets, PVFP reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts.

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:


                                                                                    2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     94,617      $    107,969
        Imputed interest                                                             6,091             6,909
        Amortization                                                               (17,964)          (20,261)
                                                                           ------------------------------------
     Balance at end of year                                                   $     82,744      $     94,617
                                                                           ====================================


Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 14.2% and 16.4% of the December 31, 2006, deferred policy acquisition cost balance in each of the years 2007 through 2011. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:


                                                                                    2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     79,490      $     60,315
        Acquisition                                                                 36,838            30,676
        Amortization                                                               (13,234)          (11,501)
                                                                           ------------------------------------
     Balance at end of year                                                   $    103,094      $     79,490
                                                                           ====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

4. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:


                                                                    Unrealized
                                                                  Gains (Losses)    Derivative
                                                                  on Available-    Instruments
                                                                     for-Sale         Gains
                                                                    Securities       (Losses)          Total
                                                                -----------------------------------------------
                                                                                (In Thousands)
     Accumulated other comprehensive income (loss) at
        January 1, 2004                                            $   12,632      $   (3,153)    $    9,479
          Other comprehensive income:
            Unrealized gains on available-for-sale securities          11,542               -         11,542
            Change in fair value of derivatives                             -           3,720          3,720
            Gains reclassified into earnings from other
              comprehensive income                                      4,387               -          4,387
            Unlocking of deferred policy acquisition costs              4,417               -          4,417
            Change in deferred income taxes                            (7,359)         (1,302)        (8,661)
                                                                -----------------------------------------------
          Total other comprehensive income                             12,987           2,418         15,405
                                                                -----------------------------------------------
     Accumulated other comprehensive income (loss) at                  25,619            (735)        24,884
        December 31, 2004 Other comprehensive (loss) income:
            Unrealized losses on available-for-sale securities        (95,952)              -        (95,952)
            Change in fair value of derivatives                             -             494            494
            Gains reclassified into earnings from other
              comprehensive income                                      3,341               -          3,341
            Unlocking of deferred policy acquisition costs             49,275               -         49,275
            Change in deferred income taxes                            15,168            (173)        14,995
                                                                -----------------------------------------------
          Total other comprehensive (loss) income                     (28,168)            321        (27,847)
                                                                -----------------------------------------------
     Accumulated other comprehensive loss at December                  (2,549)           (414)        (2,963)
        31, 2005
          Other comprehensive loss:
            Unrealized losses on available-for-sale securities        (34,771)              -        (34,771)
            Gains reclassified into earnings from other
              comprehensive income                                      3,460               -          3,460
            Unlocking of deferred policy acquisition costs             10,836               -         10,836
            Change in deferred income taxes                             1,507               -          1,507
                                                                -----------------------------------------------
          Total other comprehensive loss                              (18,968)              -        (18,968)
                                                                -----------------------------------------------
     Accumulated other comprehensive loss at
        December 31, 2006                                          $  (21,517)     $     (414)    $  (21,931)
                                                                ===============================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. EMPLOYEE BENEFIT PLANS

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $1,775,000, $1,446,000, and $2,589,000 for 2006, 2005, and 2004, respectively.

The Company participates in a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $5,323,000, $5,097,000, and $4,370,000 for 2006, 2005, and 2004, respectively.

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

6. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2006, 2005, and 2004, are summarized as follows, with the majority of the reinsurance balances resulting from the 2003 and 2000 acquisitions of blocks of deferred annuity contracts:


                                                                   2006             2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Reinsurance assumed:
        Premiums received                                    $     48,068     $     56,729      $     67,542
                                                          =====================================================
        Commissions paid                                     $      3,769     $      4,389      $      4,847
                                                          =====================================================
        Claims paid                                          $      7,077     $      9,354      $      9,718
                                                          =====================================================
        Surrenders paid                                      $    232,485     $    257,327      $    226,555
                                                          =====================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. REINSURANCE (CONTINUED)

Principal reinsurance ceded transactions for the years ended December 31, 2006, 2005, and 2004, are summarized as follows, with the majority of the reinsurance balances resulting from the 1997 transfer of the Company's life insurance business to another insurer:


                                                                  2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Reinsurance ceded:
        Premiums paid                                        $     35,317      $    36,440       $    37,356
                                                          =====================================================
        Commissions received                                 $      3,028      $     3,238       $     3,392
                                                          =====================================================
        Claim recoveries                                     $     21,725      $    23,966       $    18,861
                                                          =====================================================


In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

At December 31, 2006 and 2005, the Company has receivables totaling $508,506,000 and $502,575,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2006 and 2005, was $4.1 billion and $4.3 billion, respectively.

Effective as of August 1, 2004, the Company transferred, through a 100% coinsurance of general account liabilities, a closed block of group waiver of premium business with reserves of $18.4 million. The Company paid $12.6 million to the reinsurer and recognized a $5.8 million gain on the transaction which was deferred and will be amortized into income over a period of nine years. At December 31, 2006, the reserves were $14.8 million and were collateralized by assets of the reinsurer held in trust of $20 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. REINSURANCE (CONTINUED)

Effective December 31, 2003, the Company acquired, through a 100% coinsurance of general account liabilities and a 100% modified coinsurance of separate account liabilities, a block of approximately 15,000 deferred annuity contracts with general and separate account balances of $84.1 million and $587.1 million, respectively, and a block of approximately 9,300 variable life insurance contracts with general and separate account balances of $2.1 million and $61.7 million, respectively. The Company agreed to the payment of a reinsurance commission of $39.2 million which, in addition to other related items, was deferred and is being amortized over the estimated life of the business assumed, in relation to its estimated gross profits. The transaction, noncash as of December 31, 2003, resulted in an accounts receivable of $25.7 million representing cash transferred to the Company in 2004 less the commission paid and policy loans of $1 million. The general account balances have been recognized by the Company at December 31, 2006 and 2005, while separate account assets and liabilities continue to be reported on the books of the ceding company.

7. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

     o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

     o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

     o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

     o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

     o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:


                                               2006                                     2005
                            -----------------------------------------------------------------------------------
                                                           WEIGHTED                                  WEIGHTED
                              ACCOUNT      NET AMOUNT AT   AVERAGE       ACCOUNT     NET AMOUNT AT   AVERAGE
                               VALUE           RISK      ATTAINED AGE     VALUE          RISK       ATTAINED AGE
                            -----------------------------------------------------------------------------------
                                                          (Dollars in Millions)

     Return of premium         $  2,919      $    15         62         $  2,454      $    18         62
     Reset                          178            2         52              176            5         52
     Roll-up                        712           57         58              558           18         57
     Step-up                      4,869           56         61            4,842           96         61
     Combo                          447           27         65              400           32         59
                            ----------------------------             ----------------------------
     Subtotal                     9,125          157         61            8,430          169         61

     Enhanced                         -           21         65                -           20         65
                            ----------------------------             ----------------------------
     Total GMDB                $  9,125      $   178         61         $  8,430      $   189         61
                            ============================             ============================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The liability for guaranteed minimum death benefits on variable annuity contracts reflected in the general account as of December 31, 2006 and 2005, was $4,674,000 and $6,460,000, respectively. The liability for guaranteed minimum income benefits on variable annuity contracts reflected in the general account as of December 31, 2006, was $736,000. There was no liability for guaranteed minimum income benefits as of December 31, 2005.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios will be maintained for GMDB and GMIB.

The Company will recalculate its GMDB and GMIB reserves at each reporting date, and the resulting change in liability will be recognized in the consolidated statements of income as a benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2006:

     o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

     o    Mean long-term gross blended separate account growth rate of 8.5%.

     o    Equity volatility of 18%.

     o    Bond volatility of 5%.

     o    Mortality is 100% of Annuity 200 table.

     o Asset fees are equal to fund management fees and product loads (varies by product).

     o Discount rate is the long-term growth rate less asset fees (varies by product).

     o    Lapse rates vary by product and duration.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


8. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

Income tax expense (benefit) consists of the following for the years ended December 31, 2006, 2005, and 2004:


                                                                  2006              2005             2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Current                                                  $    (3,296)     $     2,027      $    (16,505)
     Deferred                                                      13,758            7,409            22,577
                                                          -----------------------------------------------------
                                                              $    10,462      $     9,436      $      6,072
                                                          =====================================================

The differences between reported income tax expense and that resulting from applying the statutory federal rate to income before income tax expense are as follows:


                                                                    2006            2005             2004
                                                              -------------------------------------------------
                                                                               (In Thousands)
     Federal income tax expense computed at statutory rate       $    20,224     $    19,153     $    19,828
     (Decreases) increases in taxes resulting from:
        Dividends received deduction                                  (5,877)         (5,248)         (8,941)
        Credits                                                       (2,915)         (3,445)         (4,000)
        Other                                                           (970)         (1,024)           (815)
                                                              -------------------------------------------------
                                                                 $    10,462     $     9,436     $     6,072
                                                              =================================================


The credits above include low-income housing tax credits and foreign tax credits. Based on events and analysis performed during 2004, prior tax accruals related to the dividends received deduction of $5.1 million were eliminated in 2004.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


8. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:

                                                                                       DECEMBER 31
                                                                                   2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)
     Deferred income tax assets:
        Future policy benefits                                                 $    76,081       $    62,433
        Employee benefits                                                                -             4,215
        Deferred gain on life coinsurance agreement                                  2,948             3,429
        Net unrealized loss on investments                                          17,378             5,629
        Credit carryover                                                                 -             8,685
        Other                                                                        3,251             2,910
                                                                           ------------------------------------
     Total deferred income tax assets                                               99,658            87,301
     Valuation allowance related to unrealized loss                                 (5,660)                -
                                                                           ------------------------------------
     Net deferred income tax assets                                                 93,998            87,301

     Deferred income tax liabilities:
        Deferred policy acquisition costs                                          171,877           144,914
        Deferred gains on investments                                                1,877             2,210
        Depreciation                                                                 3,074             3,472
        Other                                                                        8,859             4,679
                                                                           ------------------------------------
     Total deferred income tax liabilities                                         185,687           155,275
                                                                           ------------------------------------
     Net deferred income tax liability                                         $    91,689       $    67,974
                                                                           ====================================


SFAS No. 109, Accounting for Income Taxes, requires companies to determine whether a deferred income tax asset will be realized in future years. The Company has evaluated the recoverability of its deferred income tax assets and established a valuation allowance related to a portion of its net unrealized loss on securities available-for-sale. During 2006, deferred income tax assets related to credits carried over were sold to the parent, the ultimate filer of the tax return.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


9. CONDENSED FAIR VALUE INFORMATION

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.


                                                     DECEMBER 31, 2006                DECEMBER 31, 2005
                                             -------------------------------------------------------------------
                                                 CARRYING          FAIR           CARRYING          FAIR
                                                  AMOUNT           VALUE           AMOUNT           VALUE
                                             -------------------------------------------------------------------
                                                                       (In Thousands)

     Bonds (Note 2)                            $    4,831,835  $    4,833,749   $    4,880,824  $    4,883,124
     Equity securities (Note 2)                        85,565          85,565           71,396          71,396
     Mutual funds                                      90,749          90,749           97,935          97,935
     Policy loans                                     101,314         101,844           95,782          96,178
     Business owned life insurance                     74,089          74,089           70,699          70,699
     Separate account assets                        6,502,869       6,502,869        5,508,396       5,508,396
     Supplementary contracts without life                             (18,093)                         (17,937)
        contingencies                                 (16,503)                         (18,133)
     Individual and group annuities                (4,728,930)     (4,515,059)      (4,690,708)     (4,454,792)
     Long-term debt                                  (150,000)       (166,920)        (150,000)       (171,691)
     Mortgage debt                                    (44,004)        (46,846)         (45,566)        (49,390)
     Interest rate swaps                                  952             952              248              76
     Separate account liabilities                  (6,502,869)     (6,502,869)      (5,508,396)     (5,508,396)


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


10. COMMITMENTS AND CONTINGENCIES

Effective January 1, 2005, the Company transferred all operating leases to SBC. Total expense for all operating leases amounted to $1,735,000 during 2004.

In connection with its investments in certain limited partnerships, the Company is committed on December 31, 2006, to invest additional capital of $21.2 million over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2006 and 2005, the Company has reserved $1,465,000 and $1,721,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

11. LONG-TERM DEBT

At December 31, 2006, the Company has access to a $67.3 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (5.25% at December 31, 2006). The Company had no borrowings under this line of credit at December 31, 2006. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2006.

The Company has outstanding surplus notes of $150 million at December 2006 and 2005. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

12. MORTGAGE DEBT

The primary mortgage financing for the Company's property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that they presently occupy (see Note 1).

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $62,800 applicable to the portion of the building leased to the FHLB. The monthly payments applicable to the portion of the building leased to the FHLB increased by $16,800 in 2005 due to the modified lease agreement (see Note 1). The financing is collateralized by a first mortgage on the premises and $36 million of other marketable securities. At December 31, 2006, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

     2007                                                        $     1,670
     2008                                                              1,785
     2009                                                              1,910
     2010                                                              2,042
     2011                                                              2,183
     Thereafter                                                       34,414
                                                             ------------------
                                                                 $    44,004
                                                             ==================

13. RELATED-PARTY TRANSACTIONS

The Company owns shares of affiliated mutual funds managed by SMC with net asset values totaling $88,565,000 and $89,515,000 at December 31, 2006 and 2005,
respectively.

On April 14, 2004, the Company transferred all the issued and outstanding shares of SBG, its wholly owned subsidiary, to SBC, the parent company, for $43,631,000. Also on April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


13. RELATED-PARTY TRANSACTIONS (CONTINUED)

and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or repayment penalty. During 2005, SBC prepaid $15,000,000 in principal. The principal balance at December 31, 2006, was $40,000,000.

The Company paid $55,160,000 in 2006 and $44,979,000 in 2005 to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $6,248,000 and $3,109,000 for the years ended December 31, 2006 and 2005, respectively.

The Company paid $40,000,000, $38,000,000, and $10,000,000 in dividends to SBC in 2006, 2005, and 2004, respectively.

The Company writes conversion and third-party administration contracts on behalf of se2, inc., an affiliate. Accordingly, all of the revenue is collected by the Company and passed on to se2, inc. During 2006, 2005, and 2004, the Company collected $11,649,000, $170,000, and $-0-, respectively, for se2, inc.

14. STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

14. STATUTORY FINANCIAL INFORMATION (CONTINUED)

Statutory capital and surplus of the insurance operations were $574,719,000 and $588,211,000 at December 31, 2006 and 2005, respectively. Statutory net income of the insurance operations were $38,890,000, $36,079,000, and $73,951,000 for the years ended December 31, 2006, 2005, and 2004, respectively.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          a.   Financial Statements

               The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006; and(2) the audited financial statements for the Variflex Separate Account at December 31, 2006, and for each of the two years in the period ended December 31, 2006.

          b.   Exhibits

               (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
               (2)  Not Applicable
               (3)  (a)  Facilities Agreement(j)
                    (b)  SBL Variable Products Sales Agreement(g)
                    (c)  SBL Variable Products Commission Schedule(f)
                    (d) Marketing Organization Agreement and Commission Schedule(e)
                    (e) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreement(i)
                    (f)  SBL Variable Products Commission Schedule (ES)(l)
                    (g)  Distribution Agreement(b)
               (4)  (a)  Group Allocated Contract (GV6322 8-98)(c)
                    (b)  Group Allocated Contract-Unisex (GV6322 8-98U)(c)
                    (c)  Group Certificate (GVC6322 8-98)(c)
                    (d)  Group Certificate-Unisex (GVC6322 8-98U)(c)
                    (e)  Loan Endorsement (Form V6066 10-00)(h)
                    (f)  Tax-Sheltered Annuity Endorsement (Form 6832A R9-96)(a)
                    (g)  Section 457 Endorsement (V6054 1-98)(c)
                    (h)  Method for Deductions Endorsement (V6071 3-01)(e)
               (5)  (a)  Group Enrollment (Form GV7592 9-98)(d)
                    (b)  Group Enrollment (Form GV7592-1 1-99)(d)
               (6)  (a)  Composite of Articles of Incorporation of SBL(k)
                    (b)  Bylaws of SBL(j)
               (7)  Not Applicable
               (8)  (a)  Participation Agreement - Neuberger Berman - AMT
                         Funds(b)
                         (i)  Amendment Number 1(b)
                         (ii) Amendment Number 2(b)
                    (b)  Information Sharing Agreement - Neuberger Berman(m)
                    (c)  Information Sharing Agreement - Security Funds(n)

               (9)  Opinion of Counsel(f)
               (10) (a)  Consent of Independent Registered Public Accounting
                         Firm
                    (b)  Consent of Counsel
               (11) Not Applicable
               (12) Not Applicable
               (13) Not Applicable

(a) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-36529 (filed September 26, 1997).

(b) Incorporated herein by reference to the exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(c) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-36529 (filed August 31, 1998).

(d) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-36529 (filed May 1, 2000).

(e) Incorporated herein by reference to the exhibits filed with Registration Statement No. 002-89328 (filed April 11, 2001).

(f) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-36529 (filed April 11, 2001).

(g) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(h) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2001).

(i) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(j) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(k) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005).

(l) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-36529 (filed April 28, 2006).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

Item 25.  Directors and Officers of the Depositor

          Name and Principal
          Business Address       Positions and Offices with Depositor
          Kris A. Robbins*       President, Chief Executive Officer and Director

          Thomas A. Swank*       Senior Vice President, Chief Operating Officer and Director

          J. Michael Keefer*     Senior Vice President, General Counsel, Secretary and Director

          Michael G. Odlum*      Senior Vice President and Chief Investment Officer

          David J. Keith*        Senior Vice President and Chief Information Officer

          Kalman Bakk, Jr.*      Senior Vice President

          Amy J. Lee*            Vice President, Associate General Counsel, and Assistant Secretary

          Thomas R. Kaehr*       Vice President, Controller and Treasurer

          Carmen R. Hill*        Assistant Vice President and Chief Compliance Officer

          *Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, Security Benefit Life Insurance Company ("SBL"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2006, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with Variflex Separate Account or SBL:

                                                                                                             Percent of Voting
                                                                                      Jurisdiction of        Securities Owned
                                                                                     Incorporation or            by SBMHC
                                             Name                                      Organization      (directly or indirectly)
          Security Benefit Mutual Holding Company (Holding Company)                       Kansas                    ---

          Security Benefit Corporation (Holding Company)                                  Kansas                   100%

          Security Benefit Life Insurance Company (Stock Life Insurance Company)          Kansas                   100%

                                                                                                             Percent of Voting
                                                                                      Jurisdiction of        Securities Owned
                                                                                     Incorporation or            by SBMHC
                                             Name                                      Organization      (directly or indirectly)

          6th Avenue Investment Management Company (Investment Adviser)                   Kansas                   100%

          Security Distributors, Inc. (Broker/Dealer, Principal Underwriter               Kansas                   100%
          of Mutual Funds)

          Security Investments Corporation (Service Company)                              Kansas                   100%

          se(2), inc.(Third Party Administrator)                                          Kansas                   100%

          Security Benefit Academy, Inc. (Daycare Company)                                Kansas                   100%

          Security Financial Resources, Inc. (Financial Services)                         Kansas                   100%

          Security Financial Resources Collective Investments, LLC                       Delaware                  100%
          (Private Fund)

          First Security Benefit Life Insurance and Annuity Company of New York          New York                  100%
          (Stock Life Insurance Company

          Brecek & Young Advisors, Inc.                                                 California                 100%

          Brecek & Young Financial Services Group of Montana, Inc.                        Montana                  100%

          Brecek & Young Financial Services Group of Nevada, Inc.                         Nevada                   100%

          Brecek & Young Financial Group Insurance Agency of Texas, Inc.                   Texas                   100%

          SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account (Varilife and
          SEB), SBL Variable Annuity Account VIII (Variflex Extra Credit, Variflex LS and Variflex Signature), SBL Variable Annuity Account XIV (AdvanceDesigns, AdvisorDesigns, AEA Valuebuilder, EliteDesigns, NEA Valuebuilder, NEA Valuebuilder Retirement Income Director, SecureDesigns, Security Benefit Advisor), SBL Variable Annuity Account XI, SBL Variable Annuity Account XVII (ClassicStrategies and ThirdFed), T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

          Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2006, the approximate percentage of ownership by the separate accounts for each company is as follows:

                SBL Fund..........................................     100%
                Security Income Opportunity Fund..................   46.73%

Item 27.  Number of Contractowners

          As of February 28, 2007, there were 73,127 owners of the Qualified Contracts and 16,891 owners of the Non-Qualified Contracts issued under the Variflex Separate Account.

Item 28.  Indemnification

          The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                           (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

          (a)(1) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as principal underwriter for:

                 SBL Variable Annuity Account I
                 SBL Variable Annuity Account III
                 SBL Variable Annuity Account IV
                 Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                 SBL Variable Life Insurance Account (Varilife)
                 Variable Annuity Account IX
                 Account XVI
                 Parkstone Advantage Variable Annuity
                 Variflex Separate Account (Variflex)
                 Variflex Separate Account (Variflex ES)
                 Variable Annuity Account VIII (Variflex Extra Credit)
                 Variable Annuity Account VIII (Variflex LS)
                 Variable Annuity Account VIII (Variflex Signature)
                 Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
                 SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (AEA Variable Annuity)
                 SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (EliteDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (NEA Valuebuilder)
                 SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                   Income Director Variable Annuity)
                 SBL Variable Annuity Account XIV (SecureDesigns Variable
                   Annuity)
                 SBL Variable Annuity Account XIV (Security Benefit Advisor
                   Variable Annuity)
                 SBL Variable Annuity Account XVII (Classic Strategies Variable
                   Annuity)
                 SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

          (a)(2) SDI acts as distributor for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                 Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

          (a)(3) SDI acts as principal underwriter for the following funds:

                 Security Equity Fund
                 Security Income Fund
                 Security Large Cap Value Fund
                 Security Mid Cap Growth Fund
                 SBL Fund
                 Security Financial Resources Collective Investments, LLC

          (a)(4) SDI acts as principal underwriter for the following Commonwealth Annuity and Life Insurance Company Separate
                 Accounts:

                 VEL Account
                 VEL II Account
                 VEL III Account
                 Separate Account III
                 Select Separate Account II
                 Inheiritage Account
                 Group VEL Account
                 Separate Account IMO
                 Separate Account FUVUL
                 Separate Account KGC
                 Separate Account KG
                 Separate Account VA-P
                 Separate Account VA-K
                 Separate Account VA-K - Delaware Medallion Annuity Contracts Allmerica Select Separate Account
                 Fulcrum Separate Account

          (a)(5) SDI acts as principal underwriter for the following First Allmerica Financial Life Insurance Company Separate Accounts:

                 VEL II Account
                 Separate Account SPVL
                 Allmerica Select Separate Account II
                 Inheiritage Account
                 Group VEL Account
                 Separate Account IMO
                 Separate Account KG
                 Separate Account KGC
                 Separate Account VA-P
                 Separate Account VA-K
                 Separate Account VA-K - Delaware Medallion Annuity Contracts Allmerica Select Separate Account
                 Fulcrum Separate Account

          (a)(6) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                 Nationwide Multi-Flex Variable Account
                 Nationwide Variable Account 9

          (b)    Name and Principal                 Position and Offices
                 Business Address*                    with Underwriter

                 Gregory J. Garvin                  President and Director

                 Michael G. Odlum                   Vice President and Director

                 Thomas R. Kaehr                    Treasurer

                 Brenda M. Harwood                  Vice President, Assistant
                                                    Treasurer and Director

                 Amy J. Lee                         Secretary and Chief
                                                    Compliance Officer

                 Christopher D. Swickard            Assistant Secretary

                 Carmen R. Hill                     Assistant Vice President

                 Richard M. Goldman                 Director
                 (Connecticut Business Center
                 6 Landmark Square #471
                 Stamford, CT 06901-2704)

                 *For all persons listed, except as indicated above, the
                  principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

          (c)  Not Applicable

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

              (b) Registrant undertakes that it will include as part of the Variflex Separate Account contract application a space that an applicant can check to request a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) SBL, sponsor of the unit investment trust, Variflex Separate Account, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

          (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 25th day of April, 2007.


                         Security Benefit Life Insurance Company (The Depositor) Variflex Separate Account (The Registrant)


                         By:              KRIS A ROBBINS
                             ---------------------------------------------------
                             Kris A. Robbins, President, Chief
                             Executive Officer and Director


                         By:              THOMAS A. SWANK
                             ---------------------------------------------------
                             Thomas A. Swank, Senior Vice President,
                             Chief Operating Officer and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2007.


                              SIGNATURES AND TITLES


By:                 KRIS A. ROBBINS
    --------------------------------------------------------
    Kris A. Robbins, President, Chief Executive Officer
    and Director (principal executive officer)


By:                 THOMAS A. SWANK
    --------------------------------------------------------
    Thomas A. Swank, Senior Vice President, Chief
    Operating Officer, and Director


By:                 J. MICHAEL KEEFER
    --------------------------------------------------------
    J. Michael Keefer, Senior Vice President, General
    Counsel, Secretary and Director


By:                 THOMAS R. KAEHR
    --------------------------------------------------------
    Thomas R. Kaehr, Vice President, Controller and
    Treasurer (chief accounting officer and
    chief financial officer)

                                  EXHIBIT INDEX


  (1)   None

  (2)   None

  (3)   (a)   None
        (b)   None
        (c)   None
        (d)   None
        (e)   None
        (f)   None
        (g)   None

  (4)   (a)   None
        (b)   None
        (c)   None
        (d)   None
        (e)   None
        (f)   None
        (g)   None
        (h)   None

  (5)   (a)   None
        (b)   None

  (6)   (a)   None
        (b)   None

  (7)   None

  (8)   (a)   None
              (i)   None
              (ii)  None
        (b)   None
        (c)   None

  (9)   None

 (10)   (a)   Consent of Independent Registered Public Accounting Firm

        (b)   Consent of Counsel

 (11)   None

 (12)   None

 (13)   None